GREAT AMERICAN RESERVE INSURANCE COMPANY
                                A Conseco Company





                     Great American Reserve Variable Annuity
                                    Account E
                              Conseco Series Trust




                                  June 30, 1997
                      SEMIANNUAL REPORT TO CONTRACT OWNERS

                      SEMIANNUAL REPORT TO CONTRACT OWNERS
                                TABLE OF CONTENTS

                                  June 30, 1997
                                   (UNAUDITED)

================================================================================

GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT E                           PAGE
Statement of Assets and Liabilities as of June 30, 1997......................  1
Statements of Operations for the Six Months Ended June 30, 1997 and the Year
  Ended December 31, 1996 ...................................................  3
Statements of Changes in Net Assets for the Six Months Ended June 30, 1997
  and the Year Ended December 31, 1996.......................................  3
Notes to Financial Statements................................................  4

CONSECO CAPITAL MANAGEMENT, INC.
Report from the President....................................................  6
Report from the Asset Allocation Portfolio Adviser...........................  6
Report from the Common Stock Portfolio Adviser...............................  7
Report from the Corporate Bond Portfolio Adviser.............................  7
Report from the Government Securities Portfolio Adviser......................  8
Report from the Money Market Portfolio Adviser...............................  8

CONSECO SERIES TRUST
Statement of Assets and Liabilities as of June 30, 1997......................  9
Statement of Operations for the Six Months Ended June 30, 1997............... 10
Statements of Changes in Net Assets for the Six Months Ended June 30, 1997
  and the Year Ended December 31, 1996 ...................................... 11
Statements of Investments in Securities as of June 30, 1997:
   Asset Allocation Portfolio................................................ 13
   Common Stock Portfolio.................................................... 15
   Corporate Bond Portfolio.................................................. 16
   Government Securities Portfolio........................................... 18
   Money Market Portfolio.................................................... 19
Notes to Financial Statements................................................ 20

                GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT E

                       STATEMENT OF ASSETS AND LIABILITIES
                                  June 30, 1997
                                   (UNAUDITED)

===================================================================================================================================


                                                                                            SHARES          COST     REPORTED VALUE
                                                                                          -----------------------------------------
Assets:
   Investments in portfolio shares, at net asset value (Note 2):
     The Alger American Fund:
       Growth Portfolio.................................................................. $   4,718.7    $   168,052     $  186,532
       Leveraged AllCap Portfolio........................................................    81,211.9      1,550,929      1,775,292
       MidCap Portfolio..................................................................     6,295.9        134,621        141,720
       Small Capitalization Portfolio....................................................    85,024.0      3,376,013      3,360,999
     American Century Variable Products Inc.:
       Value Fund .......................................................................         0.6              4              4
     Berger Institutional Products Trust:
       100 Fund .........................................................................    17,035.9        181,179        191,654
       Growth and Income Fund ...........................................................    21,951.7        254,937        270,445
       Small Company Growth Fund ........................................................     7,656.8         76,502         79,478
       BIAM International Fund ..........................................................   199,833.5      1,998,335      2,032,306
     Conseco Series Trust:
       Asset Allocation Portfolio........................................................   502,841.4      6,682,361      6,838,049
       Common Stock Portfolio............................................................   559,950.2     11,647,125     12,019,743
       Corporate Bond Portfolio..........................................................   341,796.7      3,394,984      3,413,373
       Government Securities Portfolio...................................................    23,080.1        274,623        274,709
       Money Market Portfolio............................................................ 2,423,642.7      2,423,643      2,423,643
     Dreyfus Stock Index Fund............................................................   274,439.0      5,695,319      6,649,658
     The Dreyfus Socially Responsible Growth Fund, Inc. .................................    39,751.3        844,373        928,987
     Federated Insurance Series:
       High Income Bond Fund II .........................................................   162,177.8      1,636,194      1,678,540
       International Equity Fund II .....................................................    18,651.5        207,737        232,771
       Utility Fund  II .................................................................   45,575.0         516,712        563,763
     Janus Aspen Series:
       Aggressive Growth Portfolio ......................................................   102,648.2      1,858,417      1,921,573
       Growth Portfolio .................................................................   273,197.3      4,324,834      4,671,673
       Worldwide Growth Portfolio .......................................................   360,114.5      7,130,930      8,217,812
     Strong Special Fund II .............................................................        51.9          1,011            997
     The Van Eck Worldwide Insurance Trust:
       Worldwide Hard Assets Fund (formerly Gold and Natural Resources Fund) (Note 1) ...   212,982.5      3,258,079      3,394,942
       Worldwide Bond Fund...............................................................   220,471.5      2,380,945      2,345,817
       Worldwide Emerging Markets Fund...................................................    51,736.5        706,974        791,052
====================================================================================================================================

         Total assets...............................................................................................     64,405,532

Liabilities:
   Amounts due to Great American Reserve Insurance Company..........................................................          1,493
-----------------------------------------------------------------------------------------------------------------------------------

           Net assets (Note 6).......................................................................................   $64,364,039
====================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

                GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT E

                       STATEMENT OF ASSETS AND LIABILITIES
                                  June 30, 1997
                                   (UNAUDITED)


                                                                                           UNITS        UNIT VALUE   REPORTED VALUE
Net assets attributable to: Contract owners' deferred annuity reserves:
     The Alger American Fund:
       Growth Portfolio .............................................................     154,666.9     $ 1.204693     $  186,326
       Leveraged AllCap Portfolio....................................................   1,016,758.3       1.743993      1,773,219
       MidCap Portfolio..............................................................     134,939.3       1.049071        141,561
       Small Capitalization Portfolio................................................   2,682,536.0       1.251486      3,357,157
     American Century Variable Products Inc.:
       Value Fund....................................................................           3.6       1.102304              4
     Berger Institutional Products Trust:
       100 Fund .....................................................................     172,961.4       1.106764        191,427
       Growth and Income Fund .......................................................     222,898.8       1.212038        270,162
       Small Company Growth Fund ....................................................      77,748.7       1.021165         79,394
       BIAM International Fund.......................................................   2,000,552.7       1.014663      2,029,887
     Conseco Series Trust:
       Asset Allocation Portfolio....................................................   3,818,524.9       1.788676      6,830,103
       Common Stock Portfolio........................................................   5,593,109.7       2.146532     12,005,788
       Corporate Bond Portfolio......................................................   2,737,238.3       1.245564      3,409,405
       Government Securities Portfolio...............................................     229,678.9       1.194686        274,394
       Money Market Portfolio........................................................   2,171,998.3       1.114601      2,420,912
     Dreyfus Stock Index Fund........................................................   3,970,444.5       1.672905      6,642,178
     The Dreyfus Socially Responsible Growth Fund, Inc. .............................     572,024.4       1.622331        928,013
     Federated Insurance Series:
       High Income Bond Fund II......................................................   1,324,047.5       1.266275      1,676,608
       International Equity Fund II..................................................     190,981.6       1.217373        232,496
       Utility Fund II ..............................................................     421,550.5       1.335814        563,113
     Janus Aspen Series:
       Aggressive Growth Portfolio...................................................   1,397,096.3       1.373823      1,919,362
       Growth Portfolio..............................................................   3,042,382.3       1.533811      4,666,440
       Worldwide Growth Portfolio....................................................   4,510,317.5       1.819956      8,208,579
     Strong Special Fund II..........................................................         910.4       1.094723            997
     The Van Eck Worldwide Investment Trust:
       Worldwide Hard Assets Fund (formerly Gold and Natural Resources Fund) (Note 1)   2,731,408.6       1.241486      3,391,007
       Worldwide Bond Fund...........................................................   2,312,638.7       1.013177      2,343,112
       Worldwide Emerging Markets Fund...............................................     570,085.1       1.386086        790,187
       Worldwide Hard Assets Fund (Note 1)...........................................      22,563.2       1.427452         32,208
---------------------------------------------------------------------------------------------------------------------------------
         Net assets...............................................................................................    $64,364,039
=================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

================================================================================

                GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT E

                            STATEMENTS OF OPERATIONS
   For the Six Months Ended June 30, 1997 and the Year Ended December 31, 1996


================================================================================

====================================================================================================================================
                                                                                                        SIX MONTHS      YEAR ENDED
                                                                                                      ENDED JUNE 30,   DECEMBER 31,
                                                                                                          1997             1996
                                                                                                       (UNAUDITED)       (AUDITED)
===================================================================================================================================
Investment income:
   Dividends from investments in portfolio shares ................................................   $  1,837,168     $  1,880,859
Expenses:
   Mortality and expense risk fees................................................................        283,085          211,735
   Administrative fees............................................................................         33,970           24,908
-----------------------------------------------------------------------------------------------------------------------------------

     Total expenses...............................................................................        317,055          236,643
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income......................................................................      1,520,113        1,644,216
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation (depreciation) of investments in portfolio shares:
   Net realized gains on sales of investments in portfolio shares ................................         47,002           90,408
   Net change in unrealized appreciation of investments in portfolio shares.......................      2,310,068        1,416,628
-----------------------------------------------------------------------------------------------------------------------------------

     Net gain on investments in portfolio shares..................................................      2,357,070         1,507,036
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets from operations.................................................   $  3,877,183      $  3,151,252
===================================================================================================================================




                       STATEMENTS OF CHANGES IN NET ASSETS
   For the Six Months Ended June 30, 1997 and the Year Ended December 31, 1996




====================================================================================================================================
                                                                                                        SIX MONTHS      YEAR ENDED
                                                                                                      ENDED JUNE 30,   DECEMBER 31,
                                                                                                          1997             1996
                                                                                                       (UNAUDITED)       (AUDITED)
====================================================================================================================================
Changes from operations:
   Net investment income............................................................................  $  1,520,113     $  1,644,216
   Net realized gains on sales of investments in portfolio shares ..................................        47,002           90,408
   Net change in unrealized appreciation of investments in portfolio shares ........................     2,310,068        1,416,628
------------------------------------------------------------------------------------------------------------------------------------

     Net increase in net assets from operations.....................................................     3,877,183        3,151,252
------------------------------------------------------------------------------------------------------------------------------------
Changes from principal transactions:
   Net contract purchase payments...................................................................    25,434,935       26,259,253
   Contract redemptions.............................................................................      (969,301)        (523,287)
   Net transfers (to) from fixed account............................................................     2,054,027         (239,681)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets from principal transactions ........................................    26,519,661       25,496,285
------------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets...................................................................    30,396,844       28,647,537
Net assets, beginning of period.....................................................................    33,967,195        5,319,658
------------------------------------------------------------------------------------------------------------------------------------

       Net assets, end of period (Note 6)...........................................................  $ 64,364,039     $ 33,967,195
====================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

                GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT E

                          NOTES TO FINANCIAL STATEMENTS
                                  June 30, 1997
                                   (UNAUDITED)

================================================================================

(1) GENERAL
   Great American Reserve Variable Annuity Account E ("Account E") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account E was established on November 12, 1993 and commenced operations on July 25, 1994 as a segregated investment account for individual and group variable annuity contracts issued by Great American Reserve Insurance Company (the "Company") which are registered under the Securities Act of 1933. The operations of Account E are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

   Prior to June 1, 1995, Account E invested solely in shares of the portfolios of the Conseco Series Trust. Currently, the following investment options are available (effective date in parenthesis):

THEALGER  AMERICAN  FUND
   Growth  Portfolio  (June  1,  1996)
   Leveraged  AllCap Portfolio (June 1, 1995)
   MidCap Portfolio (June 1, 1996)
   Small Capitalization Portfolio  (June 1, 1995)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (MAY 1, 1997)
   Value Fund
   International Fund

BERGER  INSTITUTIONAL  PRODUCTS  TRUST
   100 Fund (June 1, 1996)
   Growth and Income Fund  (June  1,  1996)
   Small Company   Growth  Fund  (June  1,  1996)
   BIAM International Fund (May 1, 1997)

CONSECO SERIES TRUST
   Asset Allocation Portfolio
   Common Stock Portfolio
   Corporate Bond Portfolio
   Government Securities Portfolio
   Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (JUNE 1, 1995)
DREYFUS STOCK INDEX FUND (JUNE 1, 1995)

FEDERATED INSURANCE SERIES (JUNE 1, 1995)

   High Income Bond Fund II International
   Equity Fund II
   Utility Fund II

THE JANUS ASPEN SERIES (JUNE 1, 1995)
   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio

NEUBERGER & BERMAN ADVISERS  MANAGEMENT  TRUST (MAY 1, 1997)
   Partners  Portfolio
   Limited Maturity Bond Portfolio

STRONG CAPITAL VARIABLE INSURANCE FUNDS, INC. (MAY 1, 1997)
   Growth II Fund

STRONG SPECIAL FUND II (MAY 1, 1997)

THE VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Hard Assets Fund
      (formerly Gold and Natural Resources Fund)  (June 1,1995)
   Worldwide Bond Fund  (June 1, 1995)
   Worldwide Emerging Markets Fund (June 1, 1996)

   Van Eck Worldwide Insurance Trust terminated the Worldwide Hard Assets Fund on May 1, 1997 and the Gold and Natural Resources Fund was renamed the Worldwide Hard Assets Fund. The remaining units in the old Worldwide Hard Assets Fund represent contract owners who have not transferred out.

(2) SUMMARY OF SIGNIFICANT
    ACCOUNTING POLICIES
INVESTMENT VALUATION, TRANSACTIONS AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account E does not hold any investments which are restricted as to resale.

   Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account E as of the beginning of the valuation date.

FEDERAL INCOME TAXES
   No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account E are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account E and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES
   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

USE OF ESTIMATES
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

(3) PURCHASES AND SALES OF
    INVESTMENTS IN PORTFOLIO SHARES

   The aggregate costs of purchases of investments in portfolio shares were $34,342,625 and $29,565,192 for the six months ended June 30, 1997 and for the year ended December 31, 1996, respectively. The aggregate proceeds from sales of investments in portfolio shares were $6,301,656 and $2,741,697 for the six months ended June 30, 1997 and for the year ended December 31, 1996, respectively.

(4) DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

                GREAT AMERICAN RESERVE VARIABLE ANNUITY ACCOUNT E

                                  June 30, 1997
                                   (UNAUDITED)
================================================================================
   The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The Company deducts daily from Account E a fee, which is equal on an annual basis to 1.25 percent of the daily value of the total investments of Account E, for assuming the mortality and expense risks. These fees were $283,085 and $211,735 for the six months ended June 30, 1997 and for the year ended December 31, 1996, respectively.

   Pursuant to an agreement between Account E and the Company (which may be terminated by the Company), the Company provides sales and administrative services to Account E, as well as a minimum death benefit prior to retirement. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 9.00 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30. Sales and administrative charges were $45,422 and $21,774 for the six months ended June 30, 1997 and for the year ended December 31, 1996, respectively. The Company also deducts daily from Account E a fee, which is equal on an annual basis to 0.15 percent of the daily value of the total investments of Account E, for administrative expenses. These expenses were $33,970 and $24,908 for the six months ended June 30, 1997 and for the year ended December 31, 1996, respectively.

(5) OTHER TRANSACTIONS WITH AFFILIATES

   Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

(6)  NET ASSETS

   Net assets consisted of the following at June 30, 1997:

================================================================================
Proceeds from the sales of units since organization,
   less cost of units redeemed....................................  $ 57,060,219
Undistributed net investment income ..............................     3,413,697
Undistributed net realized gains on sales of investments..........       209,423
Net unrealized apppreciation of investments.......................     3,680,700
--------------------------------------------------------------------------------
     Total net assets.............................................  $ 64,364,039
================================================================================

                        CONSECO CAPITAL MANAGEMENT, INC.

================================================================================
REPORT FROM
THE PRESIDENT

   Dear Contract Owner:

   The performance of the Conseco Series Trust for Great American Reserve Variable Account E for the first six months of 1997 is presented below:
                                                                     MORNINGSTAR
                                                     SIX MONTHS       SIX MONTHS
                                                        ENDED           ENDED
                                                       JUNE 30,        JUNE 30,
PORTFOLIO                                                1997          1997 (1)
--------------------------------------------------------------------------------

Asset Allocation..................................      5.33%           12.56%
Common Stock......................................      3.63%            9.64%
Corporate Bond....................................      3.24%            2.40%
Government Securities.............................      2.17%            2.11%
Money Market......................................      1.84%            1.89%
--------------------------------------------------------------------------------

Note: Past performance is not indicative of future results.
(1) Average Accumulation Unit Value Total Return for each respective peer group from Morningstar Variable Annuity/Life Performance Report through 6/30/97.

   The stock market continues on a torrid pace. After back-to-back returns of 37.54% and 22.95% for 1995 and 1996, by the Standard & Poor's 500 ("S&P 500"),
during the first six months of 1997 has the S&P 500 up 20.60%. Yet the broad market, while still showing solid returns, has not kept pace with the elusive S&P 500 benchmark. There is a significant gulf in returns between large capitalization stocks and small capitalization stocks. This divergence has persisted for well over a year and according to Barron's magazine (May 5, 1997), we have not seen such divergence since 1937.

   What has occurred in our stock market is exactly what Federal Reserve Chairman Greenspan feared when he was preparing the markets for an increase in short-term interest rates last March: that the exuberance of an asset inflation could work its way into the economy. In fact, one can argue that the inflation of stock prices is helping to drive the economy. The stock market has become the defining event of the 1990s, permeating every aspect of our lives. Consumers' balance sheets have been significantly strengthened, and their retirement is less dependent on the shrinking government safety net. When combined with the cozy job and income picture, it should be no surprise that consumer confidence is at 30-year highs.

   Given the decline in the level of interest rates and the emphasis in the stock market, we believe the financial markets are unprepared, both from a fundamental and technical standpoint, for what the next couple of quarters will bring. There is likely to be a re-assessment of market complacency in the months ahead in response to an economic rebound following the pause in the second quarter. We continue to believe that the next move in the Federal Fund interest rate is likely to be upward, and that the case for a tightening could become clear very quickly if the economy rebounds during the summer. However, at this stage, we do not expect a repeat of 1994, where multiple increases by the Federal Reserve Board had a significant impact on fixed income valuations.

   Longer term, however, we are very encouraged by the position of the economy. The catalyst in this expansion is capital investment--investment in information technology which will continue to help in improvements in productivity. We expect the consumer to remain very sound given the growth in wages and wealth creation, decreased unemployment, and soaring consumer confidence levels.

   Sincerely,
   /s/ Maxwell E. Bublita
   ----------------------
   Maxwell E. Bublitz
   President


REPORT FROM THE
ASSET ALLOCATION PORTFOLIO ADVISERS

   During the first half of 1997, we maintained roughly a 60-40 split between stocks and bonds. While we have conceded that the equity market was not cheap toward the end of 1996, we have not deviated significantly from the asset mix we held throughout last year.
   There is significant dispersion between the performance of large capitalization and small capitalization stocks, with the large caps outperforming so far this year. Yet, we have continued to find opportunities to invest in the equity area. If it becomes more difficult to uncover equity investment opportunities, we would consider reducing our overall exposure to stocks.
   Within the fixed income portion of the portfolio, we have had very strong performance this year from the high-yield sector. Our strategy is to use high yield bonds in combination with investment grade securities to provide a higher level of income to the portfolio. Looking ahead, we may increase the allocation to convertible bonds as relative value improves and investment opportunities within the sector are identified.


   /s/ Gregory J. Hahn            /s/ Thomas J. Pence
   -------------------            -------------------
   Gregory J. Hahn, CFA           Thomas J. Pence
   Senior Vice President          Vice President
   Portfolio Manager              Portfolio Manager

                        CONSECO CAPITAL MANAGEMENT, INC.
================================================================================

REPORT FROM THE
COMMON STOCK PORTFOLIO ADVISER

   Having just completed the second quarter of 1997, we have to admit that even from our fully-engaged vantage point, it was quite a ride! Seldom in the history of the market have investors been able to witness such extreme divergence and still been able to preserve (and even increase) the value of their portfolios. To begin with, investor sentiment (as measured by Investor's Intelligence), moved from 83% bullish in mid-January to only 31.9% by April 18. This was the lowest reading in this popular survey in over 31/2 years and it came on the heels of a Federal Reserve Board (the "Fed") rate hike in late March that led investors to fear that the Fed had begun a long and painful process of slowing the economy and the market. In retrospect however, this excessive pessimism proved to be just another great entry point, as the market began a 20% rally for the balance of the quarter after economic data pointed to a deceleration in Gross National Product, led by weakening consumer spending. Also, as a continuation of a previously mentioned anomaly, the performance of the Standard & Poor's 500 ("S&P 500") continued to surge ahead of almost everything else in the market, led by the persistent capital flows into index funds. As a point of reference, the Vanguard Index 500 Fund (one of the largest and more popular index mutual funds) experienced nearly $9 billion in new inflows in the first six months of 1997. This inflow alone exceeded the total invested assets of the fund five years ago when net assets were $8.5 billion, well below the nearly $39 billion invested in the fund today. It's no wonder we hear about one active manager after another throwing in the towel and abandoning a long-standing investment strategy in favor of "index hugging."

   During the quarter, the S&P 500 returned 17.45%, slightly ahead of the Russell 2000 return of 16.21%. As mentioned above, the solid performance posted by the Russell 2000 occurred mostly in May after small cap stocks became extremely over-sold in April. On a year-to-date basis, the S&P 500 is up 20.60%, still well ahead of the Russell (+10.4%) and much of the broader market. The Common Stock Portfolio, not including separate account expenses, returned 14.27% for the quarter and 4.36% for the first half of the year. The gains in the market in the large cap sectors were mostly in cyclicals, such as truckers and machines, but strong returns were also posted in technology and networking stocks which rebounded off of April lows, and in software and the drug companies. The rally in small caps in May was led by technology issues, which bore the brunt of the March-April sell-off, and in health care, consumer and energy sectors. Some of the quarter's worst returns were experienced in gold producers, oil exploration and production companies, utilities and restaurants.

   Our activity during the quarter was driven by our efforts to take advantage of the weakness in April and increase our mix of more liquid names at depressed levels. This resulted in a slightly larger capitalization mix by the quarter-end, with 10% of our model portfolio in large cap names (mostly financials), 62% in mid-cap and 28% in small-cap (we held 35% in small-caps at the end of the last quarter). Some of the names added in the quarter were energy issues such as BJ Services, Kinder Morgan Energy, technology issues such as Andrew Corp., Kulicke & Soffa, Exar and Dynatech and other names such as Great Lakes Chemical, Dentsply, Rouse and Hasbro. On the selling side, we exited Cellstar, one of our larger holdings with a nearly 70% gain and used strength in names such as Quantum Corp., Med Partners, and Apache to generate cash for new commitments. Lastly, we exited Finish Line and Footstar after growing pains by Nike caused the fundamentals in athletic footwear retailing to turn negative.

   Going forward, we plan to stay diligently focused on our bottom-up discipline of uncovering growing businesses that can still be purchased at reasonable valuations. Although we are not going to concern ourselves with the direction of the market over the balance of 1997, we have to admit that further progress in the S&P 500 from here seems difficult. To continue to advance, the market must rationalize even higher price to earnings ratios than we have today, which are quite high by historical measures. Whatever the course of the second half, we will keep a watchful eye for excessive speculation. If such conditions materialize, we will not hesitate to take gains when our stocks become overvalued and sit on the sidelines until more great buying opportunities present themselves.

   /s/ Tom Pence
   -------------
   Tom Pence
   Vice President
   Portfolio Manager



REPORT FROM THE
CORPORATE BOND PORTFOLIO ADVISER

   Through the first half of 1997, the fixed income markets have traded in a very narrow range. In spite of strong economic growth, the downward trend in bond yields has continued through the second quarter based on the market's belief that inflation will not be a concern. The Federal Open Market Committee, which raised short term rates 25 basis points in March, has left interest rates to drift with the market's currents through the second quarter. However, given the healthy economy, the very tight labor markets and fairly tame price pressures, there is concern of the potential for a pick-up in inflation later in the year.

   The portfolio continues to maintain a healthy exposure to the Bank/Finance and Industrial sectors. As an example of the type of security we have been investing in, we purchased the debt of First USA Bank based on its pending merger with higher rated Banc One Corporation. We expect to see incremental returns once First USA Bank is upgraded after the merger closes. Salomon Brothers continues to be one of the largest holdings and our Brokerage analyst, Rob Cook, is impressed with the string of profitable quarters which the company has reported over the past two years. In the industrial sector, we purchased TransOcean Offshore, an oil and gas exploration company which we believe is cheap to its current ratings. In the utility area, we purchased NRG Energy, an independent power producer which is a wholly-owned subsidiary of Northern States Power.

   While the mortgage-backed securities sector generally appears fully valued, we have increased portfolio exposure to the Asset-Backed Securities ("ABS") sector. We continue to utilize ABS in the shorter portion of the portfolio where we believe certain ABS offer excellent relative value. Recently, we invested in GreenTree 97-B-B which is collateralized by consumer loans. We also added to our position in New York City Tax Lien 96-1-B which continues to offer excellent value shorter portion of the fixed income market.

   While there is not a significant yield advantage in corporate securities relative to U.S. Treasury yields, we believe there is value in certain taxable municipal bonds. This sector has been a growing part of the portfolio and we have recently added Mississippi Hospital Equipment and Facilities Authority and Tulane University which is insured by the Mutual Bond Insurance Association.

   Our style has been to maintain a level of interest rate exposure consistent with the general market and add incremental return by investing in specific securities which are considered to be undervalued. This style has held up well over the past six months, as well as over longer time frames.


   /s/ Gregory J. Hahn
   -------------------
   Gregory J. Hahn, CFA
   Senior Vice President
   Portfolio Manager

                        CONSECO CAPITAL MANAGEMENT, INC.
================================================================================

REPORT FROM THE
GOVERNMENT SECURITIES PORTFOLIO ADVISER

   The Government Securities Portfolio has taken a pragmatic approach in addressing the lower volatility in the bond market. The addition of higher coupon agency debt and taxable municipal debt has increased coupon income to the fund. The liquidity of both these subsectors is quite good, and they contribute significantly to overall performance. The essence of performance when the portfolio is invested at a similar duration as the benchmark is dependent on security selection. To that end, our efforts have been concentrated on that area in the last quarter. Our guarded stance toward interest rates at this juncture has increased the appeal of higher coupon mortgage-backed securities.

   In the coming quarter, we expect to maintain our conservative stance and duration. We would also expect to increase income via the purchase of additional taxable municipal bonds, mortgage-backed securities, and U.S. agency debt. A portion of the securities held in the portfolio will continue to be U.S. Treasury bonds. Lightly traded U.S. Government bonds will continue to hold our attention. The benefit of using this type of security rests on the higher yields available than on heavily traded bonds.

   In a market as efficient as the government bond market, the difficulty of finding mispriced securities can be challenging. However, by accessing agency or municipal debt, opportunities from time to time present themselves. This mispricing phenomenon may come in the form of structure, credit or liquidity.


   /s/ G. Nolan Smith
   ------------------
   G. Nolan Smith
   Vice President
   Portfolio Manager



REPORT FROM THE
MONEY MARKET PORTFOLIO ADVISER

   During the first half of 1997, the Federal Open Market Committee ("FOMC") met three times to discuss the economic outlook and the implementation of monetary policy. In March, The Federal Reserve raised the Federal Funds target rate ("target rate") to a 5.50% discount, and most banks raised their prime rate to 8.5%. The Federal Reserve's argument that higher wage pressures which could lead to higher prices was reiterated for the increase. Price inflation was subdued while the core numbers for the Consumer Pricing Index ("CPI") reached a .2% level and the core Producer Pricing Index ("PPI") reached a -.1% level in the month of February. The meeting on May 20, 1997, suggested that economic activity has expanded at a slower rate than 1996 and early 1997. This information led the Federal Reserve to leave the target rate unchanged at 5.50%.

   Some of the highlights of the first half were low unemployment, weak price inflation, and quarter end pressures. Unemployment inched downward from 4.9% in April to 4.8% in May which led to concerns over rising inflation. These concerns were eased after the CPI and PPI numbers showed moderate increases in the prices of goods. Both indexes were held down by lower energy prices. The CPI and PPI core numbers, which exclude volatile food and energy prices, also rose at a moderate pace as compared to the previous year.

   Quarter-end pressures from brokers who needed to liquidate their inventory lead to increased yields in short-term securities. Top tier Commercial Paper traded over the quarter end at a 6.20% discount, as compared to a target of 5.50%. This pressure is caused by brokers needing to liquidate inventory from their balance sheets for the quarter-end.

   The Federal Reserve Bank of Philadelphia's survey outlook for the U.S. economy in the second half predicted slower growth and tame inflation. The survey showed an economy that will expand at a 2.4% annual pace as compared to the 5.8% annual pace in the first quarter. Commercial paper discounts are relatively flat going out six to nine months reflecting no current pressures to tighten or ease the target rate.

   The portfolio achieved a 2.78% gross return, versus the benchmark return of 2.76%. The benchmark used for the portfolio is weighted by a combination of 75% of the commercial paper index and 25% of Payden & Rygel 1-Year Treasury Bill Index.

   Throughout the first half, Top-Tier 30-day commercial paper went from trading at a 5.09% discount on March 14, 1997, to a 6.20% discount on June 30,1997. The yield on the 3-month T-Bill varied between 4.835% and 5.397% and ended on June 30 at a 5.167% yield. The 1-year Bill went from yielding 5.422% on February 14,1997, to 6.069% on April 25, 1997.

   The objectives of the Money Market Portfolio have not changed. We attempt to balance safety, liquidity, and total return in managing a fully diversified portfolio of money market securities. These objectives are met by investing in United States Government and agency obligations, top-tier commercial paper, and highly rated short corporate debt.


   /s/ William F. Ficca
   --------------------
   William F. Ficca
   Portfolio Manager

                                                   CONSECO SERIES TRUST

                                            STATEMENT OF ASSETS AND LIABILITIES
                                                       June 30, 1997
                                                        (UNAUDITED)

====================================================================================================================================
                                                                           ASSET       COMMON     CORPORATE  GOVERNMENT     MONEY
                                                                         ALLOCATION     STOCK       BOND     SECURITIES     MARKET
                                                                          PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
====================================================================================================================================
Assets:
   Investments in securities (cost or amortized cost -
     $19,351,874, $161,122,105, $18,720,222, $3,976,793,
     and $7,721,047, respectively).............................       $ 20,949,821  $181,795,940 $18,850,325 $ 3,958,747 $ 7,721,047
   Cash........................................................            258,882       139,366     783,638     176,217     120,180
   Accrued interest and dividends..............................            166,803       171,065     333,811      42,457       8,154
   Receivable for securities sold..............................          1,883,799    17,001,411   2,380,169     340,375     300,000
   Receivable for shares sold..................................             41,799       480,519      10,043          --          --
------------------------------------------------------------------------------------------------------------------------------------
       Total assets............................................         23,301,104   199,588,301  22,357,986   4,517,796   8,149,381
------------------------------------------------------------------------------------------------------------------------------------

Liabilities:
   Accrued expenses............................................             13,033       122,317      11,346       2,352       2,975
   Payable for securities purchased............................          2,195,898    14,478,392   3,152,718     517,505     297,354
   Payable for shares redeemed.................................                 --            --          --         228      18,440
------------------------------------------------------------------------------------------------------------------------------------
       Total liabilities.......................................          2,208,931    14,600,709   3,164,064     520,085     318,769
------------------------------------------------------------------------------------------------------------------------------------
         Net assets (Note 5)...................................       $ 21,092,173  $184,987,592 $19,193,922 $ 3,997,711   7,830,612
====================================================================================================================================

Shares outstanding (unlimited number of shares authorized).....          1,551,030     8,617,808   1,921,976     335,873   7,830,612
Net asset value, offering and redemption price per share.......       $      13.60  $      21.47 $      9.99 $     11.90  $     1.00
====================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

                              CONSECO SERIES TRUST

                             STATEMENT OF OPERATIONS
                     For the Six Months Ended June 30, 1997
                                   (UNAUDITED)


====================================================================================================================================
                                                                          ASSET       COMMON     CORPORATE  GOVERNMENT     MONEY
                                                                        ALLOCATION     STOCK       BOND     SECURITIES     MARKET
                                                                         PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
====================================================================================================================================
Investment income:
   Dividends...................................................      $     29,651  $    439,649 $        -- $        --  $       --
   Amortization................................................             1,053            --       1,843          --          --
   Interest....................................................           324,709       281,251     651,350     131,063     194,373
-----------------------------------------------------------------------------------------------------------------------------------
       Total investment income.................................           355,413       720,900     653,193     131,063     194,373
-----------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment advisory fees....................................            50,702       508,513      44,865       9,819       8,781
   Compensation expenses.......................................             7,447        66,922       7,077       1,510       2,831
   Custodial fees..............................................            11,647         8,274       6,525       4,023       3,163
   Other.......................................................            13,123       118,108      12,491       2,669       4,685
-----------------------------------------------------------------------------------------------------------------------------------
       Total expenses..........................................            82,919       701,817      70,958      18,021      19,460
   Less: Expenses charged to the Adviser (Note 3)..............            13,780        23,799       8,147       4,275       3,654
-----------------------------------------------------------------------------------------------------------------------------------
         Net expenses..........................................            69,139       678,018      62,811      13,746      15,806
-----------------------------------------------------------------------------------------------------------------------------------
           Net investment income...............................           286,274        42,882     590,382     117,317     178,567
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on sales of investments............         1,150,678    19,563,237      81,987       3,243         (60)
-----------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of investments:
   Beginning of period ........................................         1,873,913    32,528,460      86,529      (9,879)         --
   End of period (Note 4)......................................         1,597,947    20,673,835     130,103     (18,045)         --
-----------------------------------------------------------------------------------------------------------------------------------
     Net change in unrealized appreciation (depreciation) of
       investments ............................................          (275,966)  (11,854,625)     43,574      (8,166)         --
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized and unrealized gains (losses) on investments        874,712     7,708,612     125,561      (4,923)        (60)
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase in net assets from operations.........       $ 1,160,986  $  7,751,494 $   715,943 $   112,394  $  178,507
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

                              CONSECO SERIES TRUST

                       STATEMENTS OF CHANGES IN NET ASSETS
   For the Six Months Ended June 30, 1997 and the Year Ended December 31,1996

====================================================================================================================================
                                                    ASSET ALLOCATION                 COMMON STOCK             CORPORATE BOND
                                                       PORTFOLIO                      PORTFOLIO                  PORTFOLIO
                                               --------------------------   --------------------------   --------------------------
                                                 SIX MONTHS    YEAR ENDED     SIX MONTHS    YEAR ENDED     SIX MONTHS    YEAR ENDED
                                               ENDED JUNE 30, DECEMBER 31,  ENDED JUNE 30, DECEMBER 31,  ENDED JUNE 30, DECEMBER 31,
                                                    1997          1996           1997          1996           1997          1996
                                                 (UNAUDITED)    (AUDITED)     (UNAUDITED)    (AUDITED)     (UNAUDITED)    (AUDITED)
====================================================================================================================================
Changes from operations:
   Net investment income......................... $  286,274   $   395,293   $    42,882  $    82,918     $  590,382   $  1,106,647
   Net realized gains (losses) on sales of
     investments                                   1,150,678     1,798,137    19,563,237   32,662,345         81,987         (5,075)
   Net change in unrealized appreciation
     (depreciation) of investments................. (275,966)    1,077,575   (11,854,625)  19,248,985         43,574       (277,156)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase in net assets from operations...1,160,986     3,271,005     7,751,494   51,994,248        715,943        824,416
------------------------------------------------------------------------------------------------------------------------------------
Net income equalization (Note 2)...................  (28,980)     (117,810)     (117,424)    (310,774)        (1,674)        (8,548)
------------------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment
  income and net realized short-term capital gains..(890,141)   (1,838,944)   (9,534,374) (26,591,735)      (673,306)    (1,100,232)
------------------------------------------------------------------------------------------------------------------------------------
Distribution to shareholders from net realized
   long-term capital gains ......................         --      (354,487)           --   (6,153,526)            --             --
------------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
   Net proceeds from sales of shares.............  4,273,613     5,671,987     9,932,851   15,914,256      2,171,302      2,840,237
   Net asset value of shares issued  from
     reinvestment of dividends and distributions.    919,121     2,311,241     9,651,798   33,056,035        674,980      1,108,780
   Cost of shares redeemed....................... (1,074,632)   (1,794,161)   (4,029,243)  (6,211,539)    (1,156,663)    (2,247,681)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets from capital
         share transactions .....................  4,118,102     6,189,067    15,555,406   42,758,752      1,689,619      1,701,336
------------------------------------------------------------------------------------------------------------------------------------
           Net increase in net assets............  4,359,967     7,148,831    13,655,102   61,696,965      1,730,582      1,416,972
Net assets, beginning of period.................. 16,732,206     9,583,375   171,332,490  109,635,525     17,463,340     16,046,368
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period (Note 5)....$21,092,173   $16,732,206  $184,987,592 $171,332,490    $19,193,922  $  17,463,340
====================================================================================================================================
Share data:
   Shares sold...................................    320,314       429,309       473,825      760,970        218,484        285,892
   Shares issued from reinvestment
     of dividends and distributions..............     71,623       174,386       496,759    1,553,738         67,973        111,611
   Shares redeemed...............................    (83,216)     (134,824)     (194,830)    (290,666)      (116,127)      (227,117)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase in number of shares outstanding    308,721       468,871       775,754    2,024,042        170,330        170,386
====================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

                              CONSECO SERIES TRUST

                 For the Six Months Ended June 30, 1997 and the
                          Year Ended December 31, 1996

====================================================================================================================================
                                                                             GOVERNMENT SECURITIES           MONEY MARKET
                                                                                   PORTFOLIO                   PORTFOLIO
                                                                          ---------------------------  -----------------------------
                                                                            SIX MONTHS    YEAR ENDED     SIX MONTHS     YEAR ENDED
                                                                          ENDED JUNE 30, DECEMBER 31,  ENDED JUNE 30,  DECEMBER 31,
                                                                               1997          1996           1997           1996
                                                                            (UNAUDITED)    (AUDITED)     (UNAUDITED)     (AUDITED)
====================================================================================================================================
Changes from operations:
   Net investment income................................................   $   117,317    $  257,382    $   178,567     $  288,886
   Net realized gains (losses) on sales of investments..................         3,243        50,341            (60)            17
   Net change in unrealized depreciation
     of investments.....................................................        (8,166)     (207,272)            --             --
------------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets from operations.......................       112,394       100,451        178,507        288,903
------------------------------------------------------------------------------------------------------------------------------------
Net income equalization (Note 2)........................................           291         2,180             --             --
------------------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income
   and net realized short-term capital gains............................      (125,847)     (254,150)      (178,507)      (288,903)
------------------------------------------------------------------------------------------------------------------------------------
Distribution to shareholders from net realized
   long-term capital gains .............................................             --      (16,363)            --             --
------------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
   Net proceeds from sales of shares....................................       294,593       282,122      5,572,162      4,844,730
   Net asset value of shares issued  from reinvestment
     of dividends and distributions.....................................       125,556       268,333        178,507        288,903
   Cost of shares redeemed..............................................      (432,967)     (971,489)    (4,904,720)    (3,544,847)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         capital share transactions ....................................       (12,818)     (421,034)       845,949      1,588,786
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets........................       (25,980)     (588,916)       845,949      1,588,786
Net assets, beginning of period.........................................     4,023,691     4,612,607      6,984,663      5,395,877
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period (Note 5)...........................    $3,997,711    $4,023,691    $ 7,830,612     $6,984,663
------------------------------------------------------------------------------------------------------------------------------------
Share data:
   Shares sold..........................................................        24,895        23,306      5,572,162       4,844,730
   Shares issued from reinvestment
     of dividends and distributions.....................................        10,609        22,360        178,507         288,903
   Shares redeemed......................................................       (36,543)      (81,432)    (4,904,720)     (3,544,847)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in number
         of shares outstanding..........................................        (1,039)      (35,766)       845,949       1,588,786
------------------------------------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                              CONSECO SERIES TRUST
                           ASSET ALLOCATION PORTFOLIO
                     STATEMENT OF INVESTMENTS IN SECURITIES
                                  June 30, 1997
                                   (UNAUDITED)


================================================================================
 NUMBER
OF SHARES                         SECURITY                               VALUE
--------------------------------------------------------------------------------
         COMMON STOCKS
         (56.91% of total investments) (a)

         AIR TRANSPORTATION (2.19%)
   5,800 Atlas Air, Inc. (b)...........................              $   200,100
   9,350 Comair Holdings, Inc. ........................                  258,873
                                                                     -----------
                                                                         458,973
                                                                     -----------
         AMUSEMENT AND RECREATION SERVICES (1.48%)
   7,100 Cedar Fair, L.P. .............................                  310,625
                                                                     -----------
         APPAREL AND ACCESSORY STORES (2.09%)
  11,000 Claire's Stores, Inc. ........................                  192,500
   4,900 Shoe Carnival, Inc. (b).......................                   49,000
   7,500 Stage Stores, Inc. (b)........................                  195,938
                                                                     -----------
                                                                         437,438
                                                                     -----------
         BUSINESS SERVICES (8.50%)
   8,800 Affiliated Computer Services, Inc. (b)........                  246,400
   8,050 Autodesk, Inc. ...............................                  308,412
   3,450 CDI Corporation (b)...........................                  143,820
   9,600 Comdisco, Inc. ...............................                  249,600
  10,000 IKOS Systems, Inc. (b)........................                  213,750
   9,200 Renters Choice, Inc. (b)......................                  182,850
   9,205 Software Artistry, Inc. (b)...................                  146,129
  17,150 Sotheby's Holdings, Inc. .....................                  289,406
                                                                     -----------
                                                                       1,780,367
                                                                     -----------
         CHEMICALS AND ALLIED PRODUCTS (3.18%)
   4,300 The B.F. Goodrich Company ....................                  186,242
   4,850 Great Lakes Chemical Corporation .............                  254,019
   9,800 Serologicals Corporation (b)..................                  225,400
                                                                     -----------
                                                                         665,661
                                                                     -----------
         COMMUNICATIONS BY PHONE, TELEVISION,
         RADIO, CABLE (2.99%)
   6,600 Emmis Broadcasting Corporation (b)............                  287,925
  22,200 Tel-Save Holdings, Inc. (b)...................                  338,550
                                                                     -----------
                                                                         626,475
                                                                     -----------
         CONSTRUCTION--SPECIALIZED TRADES (0.80%)
   4,700 Dynatech Corporation (b)......................                  168,025
                                                                     -----------
         DEPOSITORY INSTITUTIONS (2.30%)
   2,850 First Bank System, Inc. ......................                  243,319
   4,250 Norwest Corporation ..........................                  239,063
                                                                     -----------
                                                                         482,382
                                                                     -----------
         DURABLE GOODS--WHOLESALE (0.31%)
   1,800 Applied Industrial Technologies, Inc. ........                   64,800
                                                                     -----------
         ELECTRIC, GAS, WATER, COGENERATION,
         SANITARY SERVICES (0.43%)
   1,900 Kinder Morgan Energy Partners, L.P. ..........                   91,200
                                                                     -----------
         ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (3.22%)
   7,700 Andrew Corporation (b)........................                  216,562
  12,305 Inter-City Products Corporation (b)...........                   66,902
   6,350 SBS Technologies, Inc. (b)....................                  146,844
   6,700 Semtech Corporation (b).......................                  244,550
                                                                     -----------
                                                                         674,858
                                                                     -----------
         ENGINEERING SERVICES, ACCOUNTING, MANAGEMENT (0.76%)
  12,950 Physician Support Systems, Inc. (b)...........                  158,638
                                                                     -----------
         FOOD STORES (1.29%)
  12,550 Casey's General Stores, Inc. .................                  270,214
                                                                     -----------
         FURNITURE AND FIXTURES (1.23%)
  13,300 Furniture Brands International, Inc. (b)......                  257,687
                                                                     -----------
         GENERAL MERCHANDISE STORES (1.93%)
  17,900 Ames Department Stores, Inc. (b)..............                  173,397
   8,450 Family Dollar Stores, Inc. ...................                  230,263
                                                                     -----------
                                                                         403,660
                                                                     -----------
         HEALTH SERVICES (1.25%)
   7,300 Quorum Health Group, Inc. (b).................                  260,975
                                                                     -----------
         HOTELS, OTHER LODGING PLACES (1.35%)
  12,900 La Quinta Inns, Inc. .........................                  282,187
                                                                     -----------
         INDUSTRIAL, COMMERCIAL MACHINERY,
         COMPUTERS (1.84%)
   4,500 EMC Corporation (b)...........................                  175,500
   6,500 Kulicke and Soffa Industries, Inc. (b)........                  211,042
                                                                     -----------
                                                                         386,542
                                                                     -----------
         MEASURING INSTRUMENTS, PHOTO GOODS, WATCHES (3.19%)
   8,150 Analogic Corporation .........................                  277,100
   4,000 DENTSPLY International, Inc. .................                  196,000
   3,050 SCI Systems, Inc. (b).........................                  194,438
                                                                     -----------
                                                                         667,538
                                                                     -----------
         MISCELLANEOUS MANUFACTURING (0.61%)
   4,500 Hasbro, Inc. .................................                  127,687
                                                                     -----------
         MISCELLANEOUS RETAIL (1.24%)
   6,750 Brylane Inc. (b)..............................                  260,293
                                                                     -----------
         MOTION PICTURES, FILMS (1.04%)
  49,250 Video Update, Inc. (b)........................                  218,522
                                                                     -----------
         MOTOR FREIGHT TRANSPORTATION, WAREHOUSES (0.89%)
  12,000 American Freightways Corporation (b)..........                  187,500
                                                                     -----------
         OIL AND GAS EXTRACTION (1.88%)
   3,300 BJ Services Company (b).......................                  176,962
  10,300 Oryx Energy Company (b).......................                  217,588
                                                                     -----------
                                                                         394,550
                                                                     -----------
         PAPER AND ALLIED PRODUCTS (1.90% )
   5,800 Schweitzer-Mauduit International, Inc. .......                  217,500
   2,150 St. Joe Corporation ..........................                  180,063
                                                                     -----------
                                                                         397,563
                                                                     -----------
         PERSONAL SERVICES (0.89%)
   7,200 CUC International Inc. (b)....................                  185,846
                                                                     -----------
         PRINTING, PUBLISHING AND ALLIED (1.19%)
   9,500 New England Business Service, Inc. ...........                  249,964
                                                                     -----------
         REAL ESTATE OPERATORS, AGENTS, MANAGERS (1.83%)
   5,850 Fairfield Communities, Inc. (b)...............                  196,706
   6,300 The Rouse Company ............................                  185,850
                                                                     -----------
                                                                         382,556
                                                                     -----------
         RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS (1.09%)
   4,900 Reebok International Ltd. ....................                  229,075
                                                                     -----------
         SECURITY AND COMMODITY BROKERS (2.33%)
   3,400 Franklin Resources, Inc. .....................                  246,711
   9,300 New England Investment Companies, L.P. .......                  240,638
                                                                     -----------
                                                                         487,349
                                                                     -----------
                                                        (Continued)

                              CONSECO SERIES TRUST
                           ASSET ALLOCATION PORTFOLIO
                     STATEMENT OF INVESTMENTS IN SECURITIES
                                  June 30, 1997
                                   (UNAUDITED)

================================================================================
 NUMBER
OF SHARES                         SECURITY                               VALUE
--------------------------------------------------------------------------------
         TRANSPORTATION EQUIPMENT (1.69%)
  11,600 Coltec Industries Inc. (b)................................  $   226,200
   8,100 Kellstrom Industries, Inc. (b)............................      127,575
                                                                     -----------
                                                                         353,775
                                                                     -----------
         TOTAL COMMON STOCKS (COST $ 10,532,389)...................   11,922,925
                                                                     -----------
         PREFERRED STOCKS
         (2.07% of total investments) (a)

         MOTION PICTURES, FILMS (2.07%)
     393 Time Warner Companies, Inc.,
         10.25%, Series M, Callable ,..............................      433,774
                                                                     -----------
         TOTAL PREFERRED STOCKS (COST $ 350,000)...................      433,774
                                                                     -----------
         WARRANTS
         (0.13 % of total investments) (a)

         COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (0.13%)
   2,000 Microcell Telecommunications Inc., (144A), 12/31/97 ......       25,000
   2,000 Microcell Telecommunications Inc., (144A), 12/31/97 ......        1,250
                                                                     -----------
                                                                          26,250
                                                                     -----------
         TOTAL WARRANTS (COST $ 26,250)............................       26,250
                                                                     -----------
PRINCIPLE
 AMOUNT                          SECURITY                               VALUE
--------------------------------------------------------------------------------
         CORPORATE BONDS
         (36.12% of total investments) (a)

         APPAREL AND OTHER FINISHED PRODUCTS (0.49%)
$ 100,000  Guess?, Inc., 9.500%, due 08/15/2003 ...................      102,125
                                                                     -----------
         AUTO REPAIR AND PARKING (0.96%)
 200,000 Amerco -MTN, 7.470%, due 01/15/2027 ......................      201,750
                                                                     -----------
         COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (3.51%)
 190,000 Continental Cablevision, Inc., 9.000%, due 09/01/2008....       213,275
 500,000 Microcell Telecommunications Inc.,
         (144A), 0.000%, due 06/01/2006 ...........................      307,500
 200,000 Peoples Telephone Co., Inc., 12.250%, due 07/15/2002.....       214,750
                                                                     -----------
                                                                         735,525
                                                                     -----------
         DEPOSITORY INSTITUTIONS (4.69%)
 200,000 Anchor Bancorp, Inc., 8.9375%, due 07/09/2003 ...........       207,500
 500,000 Dime Capital Trust I, 9.330%, due 05/06/2027 ............       518,125
 250,000 Centura Capital Trust I (144A), 8.845%, due 06/01/2027...       257,475
                                                                     -----------
                                                                         983,100
                                                                     -----------
         DURABLE GOODS - WHOLESALE (1.50%)
 300,000 Pioneer Standard Electronics Inc., 8.500%, due 08/01/2006       313,500
                                                                     -----------
         EATING AND DRINKING PLACES (0.92%)
 200,000 USI American Holdings Inc.(144A), 7.250%, due 12/01/2006..      192,500
                                                                     -----------
         ELECTRIC, GAS, WATER, COGENERATION,
         SANITARY SERVICES (3.14%)
   7,000 System Energy Resources Inc., 11.375%, due 09/01/2016.......      7,000
 300,000 MCN Financing VI (144A), 6.850%, due 10/28/1999.............    301,911
 350,000 NRG Energy Inc. (144A), 7.500%, due 06/15/2007..............    348,250
                                                                     -----------
                                                                         657,161
                                                                     -----------
         FOOD AND KINDRED PRODUCTS (1.91%)
 200,000 RJR Nabisco Inc., 8.250%, due 07/01/2004 ..................     197,750
 200,000 RJR Nabisco Inc., 8.750%, due 08/15/2005 ..................     202,250
                                                                     -----------
                                                                         400,000
                                                                     -----------
         HOME FURNITURE AND EQUIPMENT STORES (2.40%)
$ 500,000  MacSaver Financial Services, 7.875%, due 08/01/2003......     503,125
                                                                     -----------
         INDUSTRIAL, COMMERCIAL MACHINERY, COMPUTERS (1.05%)
 200,000 Unisys Corporation (144A),
         12.000%, due 04/15/2003, Series B  ........................     219,000
                                                                     -----------
         INSURANCE COMPANIES (0.59%)
 100,000 Delphi Financial, 8.000%, due 10/01/2003 ..................     101,000
 100,000 Home Holdings, Inc., 8.625%, due 12/15/2003 ...............      23,000
                                                                     -----------
                                                                         124,000
                                                                     -----------
         LUMBER AND WOOD PRODUCTS, EXCEPT FURNITURE (1.11%)
 250,000 Uniforet Inc.(144A), 11.125%, due 10/15/2006 ..............     232,500
                                                                     -----------
         MINING--METALS AND ORES (0.98%)
 200,000 Freeport-McMoran Resource Partners, L. P.,
         8.750%, due 02/15/2004 ....................................     205,750
                                                                     -----------
         MISCELLANEOUS RETAIL (0.98%)
 200,000 Phar-Mor Inc., 11.720%, 09/11/2002 ........................     205,500
                                                                     -----------
         NON-DEPOSITORY CREDIT INSTITUTIONS (2.95%)
 600,000 First USA Bank, 7.650%, due 08/01/2003 ....................     618,750
                                                                     -----------
         OIL AND GAS EXTRACTION (2.44%)
 500,000 Petrozuata Finance Inc. (144A), 8.220%, due 04/01/2017.....     509,990
                                                                     -----------
         PAPER AND ALLIED PRODUCTS (0.51%)
 100,000 Westvaco Corporation, 10.300%, due 01/15/2019 .............     106,250
                                                                     -----------

         REAL ESTATE INVESTMENT TRUSTS (REITS) (0.95%)
 200,000 Carr America (144A), 7.200%, due 07/01/2004 ...............     199,890
                                                                     -----------
         SECURITY AND COMMODITY BROKERS (0.72%)
  55,000 Lehman Brothers Inc., 7.375%, due 01/15/2007 ..............      55,206
 100,000 Salomon Inc. Series C - MTN, 6.500%, due 08/15/2003........      96,375
                                                                     -----------
                                                                         151,581
                                                                     -----------
         STONE, CLAY, GLASS, CONCRETE (1.01%)
 200,000 USG Corporation, 9.250%, due 09/15/2001 ...................     211,000
                                                                     -----------
         TEXTILE MILL PRODUCTS (1.05%)
 200,000 Polysindo International Finance Company,
         11.375%, due 06/15/2006 ...................................     220,000
                                                                     -----------
         TRANSIT AND PASSENGER TRANSPORTATION (1.20%)
 250,000 Coach USA, Inc. (144A), 9.375%, due 07/01/2007.............     251,875
                                                                     -----------
         TRANSPORTATION EQUIPMENT (1.06%)
 200,000 Rohr Inc., 11.625%, due 05/15/2003 ........................     222,000
                                                                     -----------
         TOTAL CORPORATE BONDS (COST $7,443,235)....................   7,566,872
                                                                     -----------
         COMMERCIAL PAPER
         (4.77% of total investments)

         NON-DEPOSITORY CREDIT INSTITUTIONS (4.77%)
1,000,000  American General Capital Services Inc.,
         6.200%, due 07/01/1997 ....................................   1,000,000
                                                                     -----------
         TOTAL COMMERCIAL PAPER (COST $1,000,000)...................   1,000,000
                                                                     -----------
         TOTAL INVESTMENTS IN SECURITIES
         (COST $ 19,351,874) (c).................................... $20,949,821
                                                                     ===========


-------------------------------------------------------
(a) Using Standard Industrial Codes prepared by the Technical Committee on Industrial Classifications.
(b) Non-dividend paying common stock.
(c) Cost also represents cost for federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

                              CONSECO SERIES TRUST
                             COMMON STOCK PORTFOLIO
                     STATEMENT OF INVESTMENTS IN SECURITIES
                                  June 30, 1997
                                   (UNAUDITED)


================================================================================
 NUMBER
OF SHARES                         SECURITY                               VALUE
================================================================================
         COMMON STOCKS
         (96.75% of total investments) (a)

         AIR TRANSPORTATION (3.73%)
  86,300 Atlas Air, Inc. (b)...........................               $2,977,350
 137,500 Comair Holdings, Inc. ........................                3,806,963
                                                                     -----------
                                                                       6,784,313
                                                                     -----------
         AMUSEMENT AND RECREATION SERVICES (2.52%)
 104,750 Cedar Fair, L.P. .............................                4,582,812
                                                                     -----------
         APPAREL AND ACCESSORY STORES (3.48%)
 161,500 Claire's Stores, Inc. ........................                2,826,250
  69,900 Shoe Carnival, Inc. (b).......................                  699,000
 107,900 Stage Stores, Inc. (b)........................                2,818,887
                                                                     -----------
                                                                       6,344,137
                                                                     -----------
         BUSINESS SERVICES (14.74%)
 131,950 Affiliated Computer Services, Inc. (b)........                3,694,600
 122,900 Autodesk, Inc. ...............................                4,708,544
  49,050 CDI Corporation (b)...........................                2,044,747
 142,500 Comdisco, Inc. ...............................                3,705,000
 147,200 IKOS Systems, Inc. (b)........................                3,146,400
 132,900 Renters Choice, Inc. (b)......................                2,641,387
 165,020 Software Artistry, Inc. (b)...................                2,619,692
 250,900 Sotheby's Holdings, Inc. .....................                4,233,938
                                                                     -----------
                                                                      26,794,308
                                                                     -----------
         CHEMICALS AND ALLIED PRODUCTS (5.33%)
  62,000 The B.F. Goodrich Company.....................                2,685,344
  70,800 Great Lakes Chemical Corporation..............                3,708,150
 143,000 Serologicals Corporation (b)..................                3,289,000
                                                                     -----------
                                                                       9,682,494
                                                                     -----------
         COMMUNICATIONS BY PHONE, TELEVISION,
         RADIO, CABLE (5.21%)
  96,550 Emmis Broadcasting Corporation (b)............                4,211,994
 344,750 Tel-Save Holdings, Inc. (b)...................                5,257,438
                                                                     -----------
                                                                       9,469,432
                                                                     -----------
         CONSTRUCTION--SPECIALIZED TRADES (1.38%)
  70,100 Dynatech Corporation (b)......................                2,506,075
                                                                     -----------
         DEPOSITORY INSTITUTIONS (3.88%)
  41,850 First Bank System, Inc. ......................                3,572,944
  62,000 Norwest Corporation ..........................                3,487,500
                                                                     -----------
                                                                       7,060,444
                                                                     -----------
         DURABLE GOODS -- WHOLESALE (0.54%)
  27,450 Applied Industrial Technologies, Inc. ........                  988,200
                                                                     -----------
         ELECTRIC, GAS, WATER, COGENERATION,
         SANITARY SERVICES (0.76%)
  28,700 Kinder Morgan Energy Partners, L.P. ..........                1,377,600
                                                                     -----------
         ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (5.45%)
 113,800 Andrew Corporation (b)........................                3,200,625
 178,980 Inter-City Products Corporation (b)...........                  973,114
  93,500 SBS Technologies, Inc. (b)....................                2,162,188
  97,900 Semtech Corporation (b).......................                3,573,350
                                                                     -----------
                                                                       9,909,277
                                                                     -----------
         ENGINEERING SERVICES, ACCOUNTING
         MANAGEMENT (1.22%)
 181,750 Physician Support Systems, Inc. (b)...........                2,226,438
                                                                     -----------
         FOOD STORES (2.17%)
 183,500 Casey's General Stores, Inc. .................                3,950,939
                                                                     -----------
         FURNITURE AND FIXTURES (2.10%)
 196,900 Furniture Brands International, Inc. (b)......                3,814,938
                                                                     -----------
         GENERAL MERCHANDISE STORES (3.26%)
 262,800 Ames Department Stores, Inc. (b)..............                2,545,744
 124,050 Family Dollar Stores, Inc. ...................                3,380,363
                                                                     -----------
                                                                       5,926,107
                                                                     -----------
         HEALTH SERVICES (2.03%)
 103,300 Quorum Health Group, Inc. (b).................                3,692,975
                                                                     -----------
         HOTELS, OTHER LODGING PLACES (2.32%)
 192,550 La Quinta Inns, Inc. .........................                4,212,031
                                                                     -----------
         INDUSTRIAL, COMMERCIAL MACHINERY,
         COMPUTERS (3.07%)
  65,000 EMC Corporation (b)...........................                2,535,000
  94,000 Kulicke and Soffa Industries, Inc. (b)........                3,051,992
                                                                     -----------
                                                                       5,586,992
                                                                     -----------
         MEASURING INSTRUMENTS, PHOTO GOODS,
         WATCHES (5.37%)
 119,000 Analogic Corporation .........................                4,046,000
  58,550 DENTSPLY International Inc. ..................                2,868,950
  44,600 SCI Systems, Inc. (b).........................                2,843,250
                                                                     -----------
                                                                       9,758,200
                                                                     -----------

         MISCELLANEOUS MANUFACTURING (1.03%)
  66,050 Hasbro, Inc. .................................                1,874,169
                                                                     -----------
         MISCELLANEOUS RETAIL (2.10%)
  99,050 Brylane Inc. (b)..............................                3,819,566
                                                                     -----------
         MOTION PICTURES, FILMS (1.81%)
 740,250 Video Update, Inc. (b)........................                3,284,489
                                                                     -----------
         MOTOR FREIGHT TRANSPORTATION,
         WAREHOUSES (1.52%)
 176,650 American Freightways Corporation (b)..........                2,760,156
                                                                     -----------
         OIL AND GAS EXTRACTION (3.18%)
  48,600 BJ Services Company (b).......................                2,606,175
 150,000 Oryx Energy Company (b).......................                3,168,750
                                                                     -----------
                                                                       5,774,925
                                                                     -----------
         PAPER AND RELATED PRODUCTS (3.13%)
  31,700 St. Joe Corporation ..........................                2,654,875
  81,000 Schweitzer-Mauduit International, Inc. .......                3,037,500
                                                                     -----------
                                                                       5,692,375
                                                                     -----------
         PERSONAL SERVICES (1.51%)
 106,100 CUC International Inc. (b)....................                2,738,653
                                                                     -----------
         PRINTING, PUBLISHING AND ALLIED (2.02%)
 139,350 New England Business Service, Inc. ...........                3,666,577
                                                                     -----------
                                                        (Continued)

                              CONSECO SERIES TRUST
                             COMMON STOCK PORTFOLIO
                STATEMENT OF INVESTMENTS IN SECURITIES--CONTINUED
                                  June 30, 1997
                                   (UNAUDITED)

================================================================================
 NUMBER
OF SHARES                         SECURITY                               VALUE
================================================================================
         REAL ESTATE OPERATORS, AGENTS,
         MANAGERS (3.09%)
  85,750 Fairfield Communities, Inc. (b)..........................    $2,883,344
  92,700 The Rouse Company .......................................     2,734,650
                                                                     -----------
                                                                       5,617,994
                                                                     -----------

         RUBBER AND MISCELLANEOUS
         PLASTIC PRODUCTS (1.89%)
  73,700 Reebok International Ltd. ...............................     3,445,475
                                                                     -----------

         SECURITY AND COMMODITY BROKERS (3.90%)
  49,700 Franklin Resources, Inc. ................................     3,606,331
 134,550 New England Investment Companies, L.P. ..................     3,481,481
                                                                     -----------
                                                                       7,087,812
                                                                     -----------

         TRANSPORTATION EQUIPMENT (3.01%)
 172,200 Coltec Industries Inc. (b)...............................     3,357,900
 133,850 Kellstrom Industries, Inc. (b)...........................     2,108,137
                                                                     -----------
                                                                       5,466,037
                                                                     -----------
         TOTAL COMMON STOCKS (COST $155,222,105)..................   175,895,940
                                                                     -----------

 PRINCIPLE
  AMOUNT                         SECURITY                               VALUE
--------------------------------------------------------------------------------
         COMMERCIAL PAPER
         (3.25% of total investments)

         NON-DEPOSITORY CREDIT INSTITUTIONS (3.25%)
$5,900,000 American General Capital Services,Inc.,6.2%,
           due 07/01/1997 5,900,000
         TOTAL COMMERCIAL PAPER (COST $5,900,000)......                5,900,000
                                                                    ------------
         TOTAL INVESTMENTS IN SECURITIES (COST $161,122,105)(c)...  $181,795,940
                                                                    ============


-------------------------------------------------
(a) Using Standard Industrial Codes prepared by the Technical Committee on Industrial Classifications.
(b) Non-dividend paying common stock.
(c) Cost also represents cost for federal income tax purposes.

The accompanying notes are an integral part of these financial statements.


                              CONSECO SERIES TRUST
                            CORPORATE BOND PORTFOLIO
                     STATEMENT OF INVESTMENTS IN SECURITIES
                                  June 30, 1997
                                   (UNAUDITED)


================================================================================
PRINCIPAL
 AMOUNT                         SECURITY                               VALUE
================================================================================
         CORPORATE BONDS
         (58.85% of total investments) (a)

         AIR TRANSPORTATION (1.71%)
$173,329 Delta Airlines 1992 ETC-C, 8.540%, due 01/02/2007........  $    182,862
  43,332 Delta Airlines 1992 ETC-D, 8.540%, due 01/02/2007........        45,011
  99,291 United Airlines 1996-A1 Pass Thru Certificate,
         7.270%, due 01/30/2013 ..................................        95,816
                                                                    ------------
                                                                         323,689
                                                                    ------------
         AUTO REPAIR AND PARKING (2.14%)
 300,000 Amerco -MTN, 7.470%, due 01/15/2027 .....................       302,625
 100,000 Amerco -MTN, 6.710%, due 10/15/2008 .....................       100,680
                                                                    ------------
                                                                         403,305
                                                                    ------------
         COMMUNICATIONS BY PHONE, TELEVISION,
         RADIO, CABLE (1.70%)
 285,000 Continental Cablevision, Inc., 9.000%, due 09/01/2008....       319,912
                                                                    ------------
         DEPOSITORY INSTITUTIONS (10.37%)
 300,000 Dao Heng Bank Ltd. (144A), 7.750%, due 01/24/2007.......        300,750
 250,000 Lehman Brothers Holdings, Inc., 8.875%, due 02/15/2000..        263,437
 300,000 Morgan Stanley Finance Plc, 8.030%, due 02/28/2017......        296,625
 100,000 NationsBank Corporation, 7.800%, due 09/15/2016.........        102,625
 250,000 Southern Investments (144A), 8.230%, due 02/01/2027.....        250,415
 750,000 St. Paul Bancorp, 7.125%, due 02/15/2004 ...............        741,563
                                                                    ------------
                                                                       1,955,415
                                                                    ------------
         DURABLE GOODS-- WHOLESALE (2.22%)
 400,000 Pioneer Standard Electronics Inc., 8.500%, due 08/01/2006       418,000
                                                                    ------------
         EATING AND DRINKING PLACES (0.51%)
 100,000 USI American Holdings Inc.(144A), 7.250%, due 12/01/2006         96,250

         ELECTRIC, GAS, WATER, COGENERATION,
         SANITARY SERVICES (7.47%)
 500,000 Coastal Corporation, 6.700%, due 02/15/2027 .............       491,875
 350,000 MCN Financing VI (144A), 6.850%, due 10/28/1999..........       352,229
 200,000 NRG Energy Inc. (144A), 7.500%, due 06/15/2007...........       199,000
 300,000 Tenneco Inc., 10.200%, due 03/15/2008 ...................       364,875
                                                                    ------------
                                                                       1,407,979
                                                                    ------------
         FOOD AND KINDRED PRODUCTS (3.72%)
 300,000 Pan-American Beverage Inc., 8.125%, due 04/01/2003.......       306,000
 400,000 RJR Nabisco Inc., 8.250%, due 07/01/2004 ................       395,500
                                                                    ------------
                                                                         701,500
                                                                    ------------
         HOME FURNITURE AND EQUIPMENT STORES (2.94%)
 550,000 MacSaver Financial Services, 7.875%, due 08/01/2003......       553,437
                                                                    ------------
         INSURANCE COMPANIES (4.95%)
 250,000 American Reinsurance, 10.875%, due 09/15/2004............       268,750
 150,000 Delphi Financial, 8.000%, due 10/01/2003 ................       151,500
 400,000 Delphi Funding LLC, 9.310%, due 03/25/2027 ..............       410,500
 100,000 Integon Corporation, 9.500%, due 10/15/2001 .............       102,375
                                                                    ------------
                                                                         933,125
                                                                    ------------
                                                        (Continued)

                              CONSECO SERIES TRUST
                            CORPORATE BOND PORTFOLIO
                STATEMENT OF INVESTMENTS IN SECURITIES--CONTINUED
                                  June 30, 1997
                                   (UNAUDITED)

================================================================================
PRINCIPAL
 AMOUNT                         SECURITY                               VALUE
--------------------------------------------------------------------------------
         LUMBER AND WOOD PRODUCTS, EXCEPT FURNITURE (1.58%)
$300,000 West Fraser Mill (144A), 7.250%, due 09/15/2002............ $   297,000
                                                                     -----------
         MISCELLANEOUS REPAIR SERVICES (1.21%)
 200,000 Greenwich Air Services, Inc., 10.500%, due 06/01/2006......     228,500
                                                                     -----------
         MINING--METALS AND ORES (1.06%)
 200,000 Freeport-McMoran Copper & Gold, Inc.,
         7.500%, due 11/15/2006 ....................................     199,500
                                                                     -----------
         NON-DEPOSITORY CREDIT INSTITUTIONS (4.13%)
 250,000 DSPL Finance Company (144A), 9.120%, due 12/30/2010........     263,125
 500,000 First USA Bank, 7.650%, due 08/01/2003 ....................     515,625
                                                                     -----------
                                                                         778,750
                                                                     -----------
         OIL AND GAS EXTRACTION (5.96%)
 500,000 Petrozuata Finance Inc. (144A), 8.220%, due 04/01/2017.....     509,990
 150,000 Ras Laffan Gas (144A), 8.294%, due 03/15/2014..............     157,055
 200,000 Transocean Offshore Inc., 8.000%, due 04/15/2027...........     207,250
 250,000 Western Atlas Inc., 5.650%, due 07/13/1997 ................     249,750
                                                                     -----------
                                                                       1,124,045
                                                                     -----------
         PAPER AND ALLIED PRODUCTS (1.13%)
 200,000 Westvaco Corporation, 10.300%, due 01/15/2019..............     212,500
                                                                     -----------
         REAL ESTATE INVESTMENT TRUSTS (REITS) (2.12%)
 400,000 Carr America (144A), 7.200%, due 07/01/2004................     399,780
                                                                     -----------
         SECURITY AND COMMODITY BROKERS (3.93%)
 400,000 Paine Webber Group Inc., 7.625%, due 02/15/2014............     396,000
 200,000 Salomon Inc., 6.700%, due 07/05/2000.......................     200,000
 150,000 Salomon Inc. Series C - MTN, 6.500%, due 08/15/2003........     144,563
                                                                     -----------
                                                                         740,563
                                                                     -----------
         TOTAL CORPORATE BONDS (COST $10,990,715)...................  11,093,250
                                                                     ===========
         MUNICIPAL BONDS
         (9.51% of total investments) (a)

         PUBLIC FINANCE, TAXATION (9.51%)
 400,000 Doylestown Pennsylvania, Hospital Authority, Revenue,
         8.375%, due 07/01/2008 ....................................     420,500
 100,000 Fort Worth Texas, Higher Education, Finance Corporation,
         Revenue, 7.500% , due 10/01/2006 ..........................     100,375
 210,000 Lake County Florida, Resource Recovery, Industrial
         Development, Revenue, 7.125%, due 10/01/1999...............     208,687
 300,000 Mississippi Hospital, Equipment and Facilities,
         Authority Revenue, 9.100%, due 04/01/2006 .................     310,875
 400,000 Philadelphia Pennsylvania, Authority for Industrial
         Development, Revenue, 6.488%, due 06/15/2004...............     400,000
 150,000 Sisters of Providence Washington,
         7.470%, due 10/01/2007 ....................................     152,438
 200,000 Tulane University Louisiana,
         7.300%, due 12/15/2012 ....................................     200,500
                                                                     -----------
         TOTAL MUNICIPAL BONDS (COST $ 1,782,214)...................   1,793,375
                                                                     ===========
         ASSET BACKED SECURITIES
         (9.67% of total investments)

$ 200,000  Green Tree Financial Corp 1994-4 A5,
         8.300%, due 07/15/2019 ....................................   $ 210,281
 159,141 Green Tree Recreational Equipment & Consumer Trust,
         96 A A1, 5.550%, due 02/15/2018 ...........................     157,364
 435,031 Lehman FHA Title 1 Loan Trust 96-2 A2,
         6.780%, due 03/25/2008 ....................................     436,323
 200,000 National Car Rental Financing Limited Partnership 1996-1 A2,
         6.800%, due 04/20/2000 ....................................     200,374
 178,385 Newcourt Receivables Asset Trust 1996-2 A,
         6.870%, due 06/20/2004 ....................................     179,116
 637,251 New York City Tax Lien 1996-1 B,
         6.910%, due 05/25/2005 ....................................     639,641
                                                                     -----------
          TOTAL ASSET BACKED SECURITIES (COST $ 1,809,656)..........   1,823,099
                                                                     ===========
         COLLATERALIZED MORTGAGE OBLIGATIONS
         (7.95% of total investments)

 169,552 FHLMC Structured Pass Through Securities T-4 A1,
         7.625%, due 08/25/2022 ....................................     171,618
 500,000 Iroquois Trust 97-1, 7.000%, due 12/15/2006................     499,219
 231,258 JP Morgan Commercial Mortgage Finance Corporation 96 C2 A,
         6.470%, due 11/25/2027 ....................................     226,235
 193,868 JP Morgan Commercial Mortgage Finance Corporation 97 C4 A1,
         6.939%, due 12/26/2028 .....................................    194,897
 244,309 Rural Housing Trust 1987-1 3B, 7.330%, due 04/01/2026.......    248,432
 157,902 Structured Asset Securities Corporation 96 CFL 1 A1B,
         5.751%, due 02/25/2028 .....................................    157,378
                                                                     -----------
         TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
         (COST $ 1,502,745)..........................................  1,497,779
                                                                     ===========
                                                        (Continued)

                              CONSECO SERIES TRUST
                             CORPORATE BOND PORTFOLIO
                STATEMENT OF INVESTMENTS IN SECURITIES--CONTINUED
                                  June 30, 1997
                                   (UNAUDITED)

================================================================================
PRINCIPAL
 AMOUNT                         SECURITY                                VALUE
--------------------------------------------------------------------------------
         U. S. GOVERNMENT AND AGENCY
         OBLIGATIONS
         (8.93% OF TOTAL INVESTMENTS)
$462,069 Federal Home Loan Mortgage Corp.,
         # G00479, 9.000%, due 04/01/2025 ..........................   $ 488,638
  33,534 Federal National Mortgage Assn.,
         # 062289, 6.710%, due 03/01/2028 ..........................      33,681
 243,347 Federal National Mortgage Assn.,
         # 183567, 7.500%, due 11/01/2022 ..........................     244,031
 217,284 Federal National Mortgage Assn.,
         # 286122, 7.000%, due 06/01/2024 ..........................     213,074
 405,461 Federal National Mortgage Assn.,
         #325435, 7.000%, due 09/01/2010 ...........................     404,954
 192,477 Federal National Mortgage Assn.,
         #349410, 7.000%, due 08/01/2026 ...........................     188,748
  97,096 Government National Mortgage Assn.,
         # 354859, 9.000%, due 07/15/2024 ..........................     102,680
   3,132 Government National Mortgage Assn.,
         # 051699, 15.000%, due 07/15/2011 .........................       3,729
   2,798 Government National Mortgage Assn.,
         # 056522, 14.000%, due 08/15/2012 .........................       3,287
                                                                     -----------
         TOTAL U.S. GOVERNMENT AND
         AGENCY OBLIGATIONS (COST $ 1,674,892)......................   1,682,822
                                                                     -----------
         COMMERCIAL PAPER
         (5.09% of total investments) (a)

         DEPOSITORY INSTITUTIONS (5.09%)
 960,000 UBS Finance (DE) Inc., 6.200%, due 07/01/1997..............     960,000
         TOTAL COMMERCIAL PAPER (COST $ 960,000)....................     960,000
                                                                     -----------
         TOTAL INVESTMENTS IN SECURITIES
         (COST $ 18,720,222) (b)....................................$ 18,850,325
                                                                    ============

---------------------------------------------------
(a) Using Standard Industrial Codes prepared by the Technical Committee on Industrial Classifications.
(b) Cost also represents cost for federal income tax purposes.

The accompanying notes are an integral part of these financial statements.



                              CONSECO SERIES TRUST
                         GOVERNMENT SECURITIES PORTFOLIO
                     STATEMENT OF INVESTMENTS IN SECURITIES
                                  June 30, 1997
                                   (UNAUDITED)

         MUNICIPAL BONDS
         (29.42% of total investments) (a)

$250,000 Baltimore Maryland, 7.250%, due 10/15/2011................    $ 250,000
 250,000 Horry County South Carolina, Airport Revenue,
         7.010%, due 07/01/2004....................................      250,625
2,500,000  New Jersey Economic Development Authority,
         0.000%, due 02/15/2023....................................      363,575
 150,000 Springfield Illinois, Tax Increment,
         7.250%, due 02/01/2005....................................      150,938
 150,000 West Knox Utility District, Knox County Tennessee,
         Water and Sewer Revenue, 6.750%, due 12/01/2003...........      149,437
                                                                     -----------
         TOTAL MUNICIPAL BONDS (COST $1,166,315)...................    1,164,575
                                                                     -----------
         U.S. GOVERNMENT AND AGENCY OBLIGATIONS
         ( 70.58% of total investments)
 250,000 Federal Home Loan Bank, 7.170%, due 03/29/2000............      255,368
 250,000 Federal Home Loan Bank, 8.000%, due 03/20/2012............      253,190
 250,000 Federal Home Loan Bank, 8.000%, due 03/20/2012............      253,190
 185,578 Federal Home Loan Mortgage Corp.,
         # D66012, 7.000%, due 11/01/2025..........................      182,272
 114,299 Federal Home Loan Mortgage Corp.,
         # E00441, 7.500%, due 07/01/2011..........................      116,121
 150,000 Federal Home Loan Mortgage Corp., Multi Family Pool,
         6.775%, due 11/01/2003....................................      150,117
 150,000 Federal National Mortgage Assn., Medium Term Note,
         8.000%, due 05/10/2007....................................      149,994
 136,382 Federal National Mortgage Assn.,
         # 174166, 8.000%, due 06/01/2002..........................      139,110
 141,709 Federal National Mortgage Assn.,
         # 303780, 7.000%, due 03/01/2026..........................      138,963
   1,520 Government National Mortgage Assn.,
         # 044522, 13.000%, due 03/15/2011..........................       1,769
   7,080 Government National Mortgage Assn.,
         # 119896, 13.000%, due 11/15/2014..........................       8,235
 463,878 Government National Mortgage Assn.,
         #408675, 7.500%, due 01/15/2026............................     465,617
 125,000 U.S. Treasury Note, 7.750%, due 11/30/1999.................     129,317
 200,000 U.S. Treasury Note, 6.625%, due 07/31/2001.................     201,934
 200,000 U.S. Treasury Note, 6.500%, due 05/15/2005.................     199,614
 150,000 U.S. Treasury Note, 6.500%, due 10/15/2006.................     149,361
                                                                     -----------
         TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
         (COST $2,810,478)..........................................   2,794,172
                                                                     -----------
         TOTAL INVESTMENTS IN SECURITIES (COST $3,976,793) (b)...... $ 3,958,747
                                                                     ===========


--------------------------------------------
(a) Using Standard Industrial Codes prepared by the Technical Committee on Industrial Classifications.
(b) Cost also represents cost for federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

                              CONSECO SERIES TRUST
                             MONEY MARKET PORTFOLIO
                     STATEMENT OF INVESTMENTS IN SECURITIES
                                  June 30, 1997
                                   (UNAUDITED)


================================================================================
PRINCIPAL
 AMOUNT                         SECURITY                               VALUE
================================================================================
         CORPORATE BONDS
         (3.30% of total investments) (a)

         OIL AND GAS EXTRACTION (3.30%)
$255,000 Western Atlas, Inc., (Put), 5.650%, due 07/13/1997......... $   254,947
                                                                     -----------
         TOTAL CORPORATE BONDS......................................     254,947
                                                                     -----------
         COMMERCIAL PAPER
         (96.70% of total investments) (a)

         BUILDING MATERIALS, HARDWARE, GARDEN-RETAIL (4.89%)
 380,000 Sherwin-Williams Company,
         5.550%, due 08/08/1997....................................      377,774
                                                                     -----------
         ELECTRIC, GAS, WATER, COGENERATION,
         SANITARY SERVICES (13.63%)
 380,000 Kentucky Utilities Company,
         5.550%, due 08/07/1997....................................      377,832
 300,000 MidAmerican Energy Company,
         5.570%, due 08/26/1997....................................      297,401
 380,000 Pacific Gas and Electric Company,
         5.560%, due 08/25/1997....................................      376,772
                                                                     -----------
                                                                       1,052,005
                                                                     -----------
         FOOD AND KINDRED PRODUCTS (4.88%)
 380,000 Hershey Foods Corporation, 5.520%, due 08/25/1997..........     376,795
                                                                     -----------
         FOOD STORES (4.89%)
 380,000 Southland Corporation, 5.570%, due 08/07/1997..............     377,825
                                                                     -----------
         INDUSTRIAL, COMMERCIAL MACHINERY,
         COMPUTERS (4.89%)
 380,000 Caterpillar, Inc., 5.550%, due 08/12/1997..................     377,539
                                                                     -----------
         LUMBER AND WOOD PRODUCTS,
         EXCEPT FURNITURE (4.90%)
 380,000 Weyerhaeuser Company, 5.540%, due 08/06/1997...............     377,895
                                                                     -----------
         NON-DEPOSITORY CREDIT INSTITUTIONS (19.57%)
 380,000 American General Finance Corporation,
         5.590%, due 08/28/1997.....................................     376,578
 380,000 Associates Corp. of North America,
         5.540%, due 08/18/1997.....................................     377,193
 380,000 Ford Motor Credit Corporation,
         5.540%, due 07/24/1997.....................................     378,655
 380,000 Household Finance Corporation,
         5.550%, due 07/22/1997.....................................     378,770
                                                                     -----------
                                                                       1,511,196
                                                                     -----------
         OIL AND GAS EXTRACTION (4.90%)
 380,000 Exxon Imperial U.S., Inc., 5.520%, due 08/05/1997..........     377,961
                                                                     -----------
         PRINTING, PUBLISHING AND ALLIED (9.75%)
 380,000 Dow Jones and Company, Inc., 5.550%, due 08/04/1997........     378,008
 375,000 The New York Times Company, 5.620%, due 07/07/1997.........     374,649
                                                                     -----------
                                                                         752,657
                                                                     -----------
         SECURITY AND COMMODITY BROKERS (14.62%)
 380,000 Goldman Sachs Group, L.P., 5.570%, due 08/04/1997..........     378,001
 375,000 Merrill Lynch and Company, Inc., 5.580%, due 08/15/1997....     372,384
 380,000 Morgan Stanley, Dean Witter, Discover and Company,
         5.570%, due 07/22/1997 ....................................     378,765
                                                                     -----------
                                                                       1,129,150
                                                                     -----------
         TOBACCO PRODUCTS (9.78%)
 380,000 B.A.T. Capital Corporation, 5.580%, due 08/01/1997.........     378,174
 380,000 Philip Morris Companies, Inc., 5.550%, due 08/19/1997......     377,129
                                                                     -----------
                                                                         755,303
                                                                     -----------
         TOTAL COMMERCIAL PAPER.....................................   7,466,100
                                                                     -----------
         TOTAL INVESTMENTS IN SECURITIES............................ $ 7,721,047
                                                                     ===========


--------------------------------------------
(a) Using Standard Industrial Codes prepared by the Technical Committee on Industrial Classifications.
(b) Value also represents cost for federal income tax purposes.

The accompanying notes are an integral part of these financial statements.

                            CONSECO SERIES TRUST

                          NOTES TO FINANCIAL STATEMENTS
                                  June 30, 1997

================================================================================


(1) GENERAL

   Conseco Series Trust (the "Trust") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "Act"), and was organized as a Massachusetts Trust effective November 15, 1982. The Trust offers shares only to affiliated life insurance company separate accounts (registered as unit investment trusts under the Act) to fund the benefits under variable annuity contracts.

   Effective May 1, 1993, Great American Reserve Variable Annuity Account C ("Account C") transferred its assets to the Trust in exchange for shares of the Common Stock, Corporate Bond (newly created effective May 1, 1993) and Money Market Portfolios. Since May 1, 1993, the Trust continues to offer shares of each of its portfolios to Account C.

   On July 25, 1994 Great American Reserve Variable Annuity Account E commenced operations and began investing in the shares of the Trust's portfolios.

(2) SUMMARY OF SIGNIFICANT
      ACCOUNTING POLICIES

SECURITY VALUATION, TRANSACTIONS, AND RELATED INVESTMENT INCOME

   The investments in each portfolio are valued at the end of each New York Stock Exchange business day. Investment transactions are accounted for on the valuation date following the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined on the specific identification basis. The Trust does not hold any investments which are restricted as to resale, except certain bonds (designated as 144A under the Security description in the applicable Statement of Investments) held in the Corporate Bond and Asset Allocation Portfolios, all of which are eligible for resale under Rule 144A of the Securities Act of 1933.

   The Board of Trustees (the "Trustees") determined that it will value the Money Market Portfolio investments at amortized cost, which is conditioned on the Trust's compliance with certain conditions contained in Rule 2a-7 of the Act. The investment adviser of the Trust continuously reviews this method of valuation and recommends changes to the Trustees, if necessary, to ensure that the Money Market Portfolio investments are valued at fair value (as determined by the Trustees in good faith).

   In all portfolios of the Trust, except for the Money Market Portfolio, securities traded on a national securities exchange are valued at closing market prices. Listed securities for which no sale was reported on the valuation date are valued at the mean of the closing bid and asked prices. Short term notes, U.S. government obligations maturing within one year or less from the date purchased and bank certificates of deposit are valued at amortized cost, which approximates fair value.

   Fixed income securities for which representative market quotes are readily available are valued at the mid-day mean between the closing bid and asked prices as quoted by one or more dealers who make a market in such securities.

FEDERAL INCOME TAXES

   Each portfolio is treated as a separate taxable entity for federal income tax purposes and qualifies as a regulated investment company under the Internal Revenue Code. The Trust intends to continue to distribute all taxable income to shareholders, and therefore, no provision has been made for federal income taxes.

DIVIDENDS TO SHAREHOLDERS

   Dividends are declared and reinvested from the sum of net investment income and net realized short-term capital gains or losses on a daily basis in the Money Market Portfolio, on a monthly basis in the Corporate Bond and Government Securities Portfolios and on a quarterly basis in the Asset Allocation and Common Stock Portfolios. Distributions are declared and reinvested from net realized long-term capital gains on an annual basis.

INCOME EQUALIZATION

   All portfolios, except the Money Market Portfolio, follow the accounting practice known as income equalization by which a portion of the proceeds from sales and costs of redemptions of shares is equivalent, on a per share basis, to the amount of distributable investment income on the date the transaction is credited or charged to undistributed income. As a result, undistributed investment income per share is not materially affected by sales or redemptions of the portfolio shares.

USE OF ESTIMATES

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

(3) TRANSACTIONS WITH AFFILIATES

   As investment adviser of the Trust, Conseco Capital Management, Inc. (the "Adviser"), a wholly-owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange, charges an investment advisory fee based on the daily net asset value at an annual rate of 0.55 percent for the Asset Allocation Portfolio, 0.60 percent for the Common Stock Portfolio, 0.50 percent for the Corporate Bond and Government Securities Portfolios and 0.25 percent for the Money Market Portfolio. The total fees paid to the Adviser for the six months ended June 30, 1997 were $622,680 and $1,008,557 for the year ended December 31, 1996. The Adviser has agreed to limit the operating expenses of each portfolio so that the ratio of expenses, including investment advisory fees, to average net assets on an annual basis shall not exceed 0.75 percent for the Asset Allocation Portfolio, 0.80 percent for the Common Stock Portfolio, 0.70 percent for the Corporate Bond and the Government Securities Portfolios, and 0.45 percent for the Money Market Portfolio.

(4) INVESTMENT TRANSACTIONS

   The aggregate costs of purchases of investments (excluding U.S. government securities and short-term investments) were $288,816,105 and $310,865,829 for the six months ended June 30, 1997 and for the year ended December 31, 1996, respectively. The aggregate proceeds from the sales of investments (excluding U.S. government securities and short-term investments) were $274,788,360 and $ 303,932,165 for the six months ended June 30, 1997 and for the year ended December 31, 1996, respectively.

   The aggregate costs of purchases of U.S. government securities (excluding short-term investments) were $15,513,065 and $21,225,121 for the six months ended June 30, 1997 and for the year ended December 31, 1996, respectively. The aggregate proceeds from sales of U.S. government securities (excluding short-term investments) were $15,091,367 and $16,767,507 for the six months ended June 30, 1997 and for the year ended December 31, 1996 respectively.

   Gross unrealized appreciation and depreciation of investments at June 30, 1997 are presented below:

====================================================================================================================================
                                                              ASSET        COMMON        CORPORATE       GOVERNMENT        MONEY
                                                           ALLOCATION       STOCK           BOND         SECURITIES        MARKET
                                                            PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation .......................   $  1,809,145    $ 22,477,967    $    199,506    $     15,861    $         --
Gross unrealized depreciation .......................       (211,198)     (1,804,132)        (69,403)        (33,906)             --
------------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) ..........   $  1,597,947    $ 20,673,835    $    130,103    $    (18,045)   $         --
====================================================================================================================================


                              CONSECO SERIES TRUST

                                  June 30, 1997

================================================================================


(5) NET ASSETS
   Total net assets consisted of the following at June 30, 1997:


                                                              ASSET        COMMON        CORPORATE       GOVERNMENT        MONEY
                                                           ALLOCATION       STOCK           BOND         SECURITIES        MARKET
                                                            PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------

Proceeds from the sales of shares since organization,
   less cost of shares redeemed and net equalization    $ 18,947,415    $154,242,012    $ 19,216,281    $  4,021,043    $  7,830,612
Undistributed net realized gains (losses) on sales
   of investments ...................................        546,811      10,071,745        (152,462)         (5,287)             --
Net unrealized appreciation (depreciation) of
   investments ......................................      1,597,947      20,673,835         130,103         (18,045)             --
------------------------------------------------------------------------------------------------------------------------------------
   Total net assets .................................   $ 21,092,173    $184,987,592    $ 19,193,922    $  3,997,711    $  7,830,612
------------------------------------------------------------------------------------------------------------------------------------



(6) FINANCIAL HIGHLIGHTS


                                                                                     ASSET ALLOCATION PORTFOLIO
                                                            ========================================================================
                                                               SIX MONTHS     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                             ENDED JUNE 30,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                                  1997          1996          1995          1994          1993
                                                               (UNAUDITED)    (AUDITED)     (AUDITED)     (AUDITED)     (AUDITED)
====================================================================================================================================
Net asset value per share, beginning of year ..........     $    13.470     $    12.390    $   11.040    $   11.400     $   11.630
   Income from investment operations (a):
      Net investment income ...........................           0.235           0.419         0.508         0.463          0.410
      Net realized gains (losses) and change in unrealized
         appreciation(depreciation) on investments ....           0.649           2.774         2.976        (0.526)         0.218
------------------------------------------------------------------------------------------------------------------------------------
            Total income (loss) from investment operations        0.884           3.193         3.484        (0.063)         0.628
------------------------------------------------------------------------------------------------------------------------------------
   Distributions (a):
      Dividends from net investment income and net realized
         short-term capital gains .....................          (0.754)         (2.075)       (1.827)       (0.266)        (0.570)
      Distribution of net realized long-term capital gains           --          (0.038)       (0.307)       (0.031)        (0.288)
------------------------------------------------------------------------------------------------------------------------------------
            Total distributions .......................          (0.754)         (2.113)       (2.134)       (0.297)        (0.858)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period ..............     $    13.600     $    13.470    $   12.390    $   11.040     $   11.400
====================================================================================================================================



Total return (b) (d) ..................................          12.50%(f)       28.30%        31.49%        (0.55%)        10.38%

Ratios/supplemental data
Net assets, end of period (c) .........................     $21,092,173     $16,732,206    $9,583,375    $6,172,390     $6,161,924
Ratio of expenses to average net assets (d) ...........           0.75%(f)        0.75%         0.75%         0.75%          0.75%
Ratio of net investment income to average net assets (d)          3.07%(f)        3.15%         4.11%         4.20%          3.55%
Portfolio turnover rate ...............................         340.16%(f)      208.13%       194.16%       223.92%        539.90%
Average commission paid (e) ...........................     $    0.0600     $    0.0600           N/A           N/A            N/A


----------------
(a) Per share amounts presented are based on an average of monthly shares outstanding throughout the periods indicated.
(b) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(c) Accounts C and E became shareholders in the Trust effective May 1, 1993 and July 25, 1994, respectively.
(d) These ratios have been favorably affected by a guarantee from the Adviser that the ratio of expenses to average net assets would not exceed 0.75 percent for the Asset Allocation Portfolio, 0.70 percent for the Corporate Bond and Government Securities Portfolios, 0.80 percent for the Common Stock Portfolio and 0.45 percent for the Money Market Portfolio.
(e) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission. This disclosure is required by the Securities and Exchange Commission beginning in 1996.
(f) Annualized.

                              CONSECO SERIES TRUST

                                  June 30, 1997

================================================================================

(6) FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                               COMMON STOCK  PORTFOLIO
                                                            ========================================================================
                                                               SIX MONTHS     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                             ENDED JUNE 30,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                                  1997          1996          1995          1994          1993
                                                               (UNAUDITED)    (AUDITED)     (AUDITED)     (AUDITED)     (AUDITED)
====================================================================================================================================
Net asset value per share, beginning of year ..........     $    21.850     $    18.840     $   16.540     $   16.690    $   16.880
   Income from investment operations (a):
      Net investment income ...........................           0.006           0.013          0.340          0.240         0.232
      Net realized gains and change in unrealized
         appreciation on investments ..................           0.909           8.169          5.675          0.072         0.920
------------------------------------------------------------------------------------------------------------------------------------
            Total income from investment operations ...           0.915           8.182          6.015          0.312         1.152
------------------------------------------------------------------------------------------------------------------------------------
   Distributions (a):
      Dividends from net investment income and net realized
         short-term capital gains .....................          (1.295)         (4.209)        (2.807)        (0.327)       (1.181)
      Distribution of net realized long-term capital gains           --          (0.963)        (0.908)        (0.135)       (0.161)
------------------------------------------------------------------------------------------------------------------------------------
            Total distributions .......................          (1.295)         (5.172)        (3.715)        (0.462)       (1.342)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period ..............     $    21.470     $    21.850     $   18.840     $   16.540    $   16.690
------------------------------------------------------------------------------------------------------------------------------------


Total return (b) (d) ..................................           8.90%(f)       44.99%         36.30%          1.92%         8.35%

Ratios/supplemental data
   Net assets, end of period (c) ......................    $184,987,592    $171,332,490   $109,635,525    $74,759,728   $66,799,824
   Ratio of expenses to average net assets (d) ........           0.80%(f)        0.80%          0.80%          0.80%         0.80%
   Ratio of net investment income to average net assets (d)       0.05%(f)        0.06%          1.80%          1.47%         1.40%
   Portfolio turnover rate ............................         269.05%(f)      177.03%        172.55%        213.67%       205.81%
   Average commission paid (e) ........................    $     0.0600     $    0.0600            N/A            N/A           N/A



----------------
(a) Per share amounts presented are based on an average of monthly shares outstanding throughout the periods indicated.
(b) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(c) Accounts C and E became shareholders in the Trust effective May 1, 1993 and July 25, 1994, respectively.
(d) These ratios have been favorably affected by a guarantee from the Adviser that the ratio of expenses to average net assets would not exceed 0.75 percent for the Asset Allocation Portfolio, 0.70 percent for the Corporate Bond and Government Securities Portfolios, 0.80 percent for the Common Stock Portfolio and 0.45 percent for the Money Market Portfolio.
(e) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission. This disclosure is required by the Securities and Exchange Commission beginning in 1996.
(f) Annualized.

                              CONSECO SERIES TRUST

                                  June 30, 1997

================================================================================

(6) FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                             CORPORATE BOND PORTFOLIO (e)
                                                            ========================================================================
                                                               SIX MONTHS     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                             ENDED JUNE 30,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                                  1997          1996          1995          1994          1993
                                                               (UNAUDITED)    (AUDITED)     (AUDITED)     (AUDITED)     (AUDITED)
====================================================================================================================================

Net asset value per share, beginning of period ........     $     9.970     $    10.150    $    9.450   $    9.980   $   10.000
   Income from investment operations (a):
      Net investment income ...........................           0.335           0.662         0.680        0.649        0.417
      Net realized gains (losses) and change in unrealized
         appreciation (depreciation) on investments ...           0.069          (0.179)        0.990       (0.912)       0.173
------------------------------------------------------------------------------------------------------------------------------------
            Total income (loss) from investment operations        0.404           0.483         1.670       (0.263)       0.590
------------------------------------------------------------------------------------------------------------------------------------
   Distributions (a):
      Dividends from net investment income and net realized
         short-term capital gains .....................          (0.384)         (0.663)       (0.970)      (0.267)      (0.610)
------------------------------------------------------------------------------------------------------------------------------------
            Total distributions .......................          (0.384)         (0.663)       (0.970)      (0.267)      (0.610)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period ..............     $     9.990     $     9.970    $   10.150   $    9.450   $    9.980
====================================================================================================================================


Total return (b) (d) ..................................           8.07%(f)        4.97%        18.25%       (2.65%)       8.84%(f)

Ratios/supplemental data
   Net assets, end of period (c) ......................     $19,193,922     $17,463,340   $16,046,368  $12,903,063  $13,577,440
   Ratio of expenses to average net assets (d) ........           0.70%(f)        0.70%         0.70%        0.70%        0.70%(f)
   Ratio of net investment income to average net assets (d)       6.52%(f)        6.65%         6.78%        6.78%        6.22%(f)
   Portfolio turnover rate ............................         278.26%(f)      276.35%       225.41%      198.48%      406.24%(f)


----------
(a) Per share amounts presented are based on an average of monthly shares outstanding throughout the periods indicated.
(b) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(c) Accounts C and E became shareholders in the Trust effective May 1, 1993 and July 25, 1994, respectively.
(d) These ratios have been favorably affected by a guarantee from the Adviser that the ratio of expenses to average net assets would not exceed 0.75 percent for the Asset Allocation Portfolio, 0.70 percent for the Corporate Bond and Government Securities Portfolios, 0.80 percent for the Common Stock Portfolio and 0.45 percent for the Money Market Portfolio.
(e) The Corporate Bond Portfolio became an available investment option effective May 1, 1993, with an initial offering price of $10.00.
(f) Annualized.

                              CONSECO SERIES TRUST

                                  June 30, 1997

================================================================================

(6) FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                GOVERNMENT SECURITIES PORTFOLIO
                                                            ========================================================================
                                                               SIX MONTHS     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                             ENDED JUNE 30,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                                  1997          1996          1995          1994          1993
                                                               (UNAUDITED)    (AUDITED)     (AUDITED)     (AUDITED)     (AUDITED)
====================================================================================================================================
Net asset value per share, beginning of year ..........     $    11.940     $    12.380     $   11.090     $   11.450    $   11.610
   Income from investment operations (a):
      Net investment income ...........................           0.347           0.722          0.754          0.720         0.738
      Net realized gains (losses) and change in unrealized
         appreciation (depreciation) on investments ....         (0.016)         (0.409)         1.119         (1.031)        0.281
------------------------------------------------------------------------------------------------------------------------------------
            Total income (loss) from investment operations        0.331           0.313          1.873         (0.311)        1.019
------------------------------------------------------------------------------------------------------------------------------------
   Distributions (a):
      Dividends from net investment income and net realized
         short-term capital gains .....................          (0.371)         (0.707)        (0.583)        (0.049)       (1.179)
      Distribution of net realized long-term capital gains           --          (0.046)            --             --            --
------------------------------------------------------------------------------------------------------------------------------------
            Total distributions .......................          (0.371)         (0.753)        (0.583)        (0.049)       (1.179)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period ..............     $    11.900     $    11.940     $   12.380     $   11.090    $   11.450
====================================================================================================================================

Total return (b) (d) ..................................           5.84%(e)        2.75%         17.35%         (2.79%)        8.91%

Ratios/supplemental data
   Net assets, end of period (c) ......................     $ 3,997,711     $ 4,023,691     $4,612,607     $4,712,785    $7,579,366
   Ratio of expenses to average net assets (d) ........           0.70%(e)        0.70%          0.70%          0.70%         0.70%
   Ratio of net investment income to average net assets (d)       5.92%(e)        6.02%          6.27%          6.45%         6.30%
   Portfolio turnover rate ............................         139.43%(e)      157.62%        284.31%        421.05%       397.42%


----------
(a) Per share amounts presented are based on an average of monthly shares outstanding throughout the periods indicated.
(b) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(c) Accounts C and E became shareholders in the Trust effective May 1, 1993 and July 25, 1994, respectively.
(d) These ratios have been favorably affected by a guarantee from the Adviser that the ratio of expenses to average net assets would not exceed 0.75 percent for the Asset Allocation Portfolio, 0.70 percent for the Corporate Bond and Government Securities Portfolios, 0.80 percent for the Common Stock Portfolio and 0.45 percent for the Money Market Portfolio.
(e) Annualized.

                              CONSECO SERIES TRUST

                                  June 30, 1997

================================================================================

(6) FINANCIAL HIGHLIGHTS


                                                                                       MONEY MARKET PORTFOLIO
                                                            ========================================================================
                                                               SIX MONTHS     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                             ENDED JUNE 30,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                                  1997          1996          1995          1994          1993
                                                               (UNAUDITED)    (AUDITED)     (AUDITED)     (AUDITED)     (AUDITED)
====================================================================================================================================

Net asset value per share, beginning of year ..........     $     1.000     $     1.000     $    1.000    $    1.000    $    1.000
 Income from investment operations (a):
  Net investment income ...............................           0.025           0.050          0.055         0.038         0.029
  Net realized gains and change in unrealized appreciation
   on investments .....................................              --              --             --            --            --
------------------------------------------------------------------------------------------------------------------------------------
    Total income from investment operations ...........           0.025           0.050          0.055         0.038         0.029
------------------------------------------------------------------------------------------------------------------------------------
 Distributions (a):
  Dividends from net investment income and net realized
   short-term capital gains ...........................          (0.025)         (0.050)        (0.055)       (0.038)       (0.029)
------------------------------------------------------------------------------------------------------------------------------------
    Total distributions ...............................          (0.025)         (0.050)        (0.055)       (0.038)       (0.029)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value per share, end of period ..............     $     1.000     $     1.000     $    1.000    $    1.000    $    1.000
====================================================================================================================================


Total return (b) (d) ..................................           5.14%(e)        5.13%          5.46%         3.78%         2.86%

Ratios/supplemental data
Net assets, end of period (c) .........................     $ 7,830,612     $ 6,984,663     $5,395,877    $5,105,367    $5,229,641
Ratio of expenses to average net assets (d) ...........           0.45%(e)        0.45%          0.45%         0.45%         0.45%
Ratio of net investment income to average net assets (d)          5.04%(e)        5.03%          5.46%         3.78%         2.86%
Portfolio turnover rate ...............................             N/A             N/A            N/A           N/A           N/A


----------
(a) Per share amounts presented are based on an average of monthly shares outstanding throughout the periods indicated.
(b) Total return represents performance of the Trust only and does not include mortality and expense deductions in separate accounts.
(c) Accounts C and E became shareholders in the Trust effective May 1, 1993 and July 25, 1994, respectively.
(d) These ratios have been favorably affected by a guarantee from the Adviser that the ratio of expenses to average net assets would not exceed 0.75 percent for the Asset Allocation Portfolio, 0.70 percent for the Corporate Bond and Government Securities Portfolios, 0.80 percent for the Common Stock Portfolio and 0.45 percent for the Money Market Portfolio.
(e) Annualized.

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26


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28

================================================================================


GREAT AMERICAN RESERVE
VARIABLE ANNUITY ACCOUNT E
SPONSOR
Great American Reserve Insurance Company -
Carmel, Indiana.
DISTRIBUTOR
Conseco Equity Sales, Inc. - Carmel, Indiana.
INDEPENDENT PUBLIC ACCOUNTANTS
Coopers & Lybrand L.L.P. - Indianapolis, Indiana.

CONSECO SERIES TRUST
BOARD OF TRUSTEES
William P. Daves, Jr., Chairman
   Consultant to the insurance and health care industries.
   Director, President and Chief Executive Officer,
   FFG Insurance Co.,
   Dallas, Texas.
Harold W. Hartley, Trustee
   Retired. Chartered Financial Analyst.
   Formerly Executive Vice President,
   Tenneco Financial Services Inc.,
   Fort Myers Beach, Florida.
Maxwell E. Bublitz, Trustee and President
   President, Conseco Capital Management, Inc.,
   Carmel, Indiana.
Dr. R. Jan LeCroy, Trustee
   President, Dallas Citizens Council,
   Dallas, Texas.
Dr. Jesse H. Parrish, Trustee
   Higher education consultant.
   Formerly President, Midland College,
   Midland, Texas.

INVESTMENT ADVISER
Conseco Capital Management, Inc. - Carmel, Indiana.

INDEPENDENT PUBLIC ACCOUNTANTS
Coopers & Lybrand L.L.P. - Indianapolis, Indiana.

CUSTODIAN
Bankers Trust Company - New York, New York.

                    GREAT AMERICAN RESERVE INSURANCE COMPANY
                                A Conseco Company

                             Great American Reserve
                           Variable Annuity Account E

                              Conseco Series Trust

                                  June 30, 1997
                                SEMIANNUAL REPORT
                               TO CONTRACT OWNERS

        This report is for the information of contract owners and participants of the Great American Reserve Variable Annuity Account E and Conseco Series Trust. It is authorized for distribution to other persons only when preceded or accompanied by a current prospectus which contains more complete information, including charges and expenses.



Great American Reserve Insurance Company
11815 North Pennsylvania Street
Carmel, Indiana 46032



05-7993 (7/97)


                                FIRST CLASS MAIL
                                U.S. POSTAGE PAID
                                 HACKENSACK, NJ
                                  PERMIT NO. 9